UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FIRST START GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED
OCTOBER 31, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2009




















                                                                      (Form N-Q)

48449-1209                                   (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA FIRST START GROWTH FUND
October 31, 2009 (unaudited)


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (55.5%)

               COMMON STOCKS (48.0%)

               CONSUMER DISCRETIONARY (5.1%)
               -----------------------------
               ADVERTISING (0.2%)
          200  Clear Channel Outdoor Holdings, Inc. "A"  *                             $              1
        5,985  Harte Hanks, Inc.                                                                     70
        1,400  Interpublic Group of Companies, Inc.  *                                                9
       11,900  National Cinemedia, Inc.                                                             190
          600  Omnicom Group, Inc.                                                                   21
                                                                                          ---------------
                                                                                                    291
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
          800  Carter's, Inc.  *                                                                     19
          300  Cherokee, Inc.                                                                         6
          600  Coach, Inc.                                                                           20
          764  Fossil, Inc.  *                                                                       20
        1,000  Jones Apparel Group, Inc.                                                             18
        2,000  Liz Claiborne, Inc.                                                                   11
          300  Lululemon Athletica, Inc.  *                                                           8
          500  Phillips-Van Heusen Corp.                                                             20
          300  Polo Ralph Lauren Corp.                                                               22
        5,000  Warnaco Group, Inc.  *                                                               203
                                                                                          ---------------
                                                                                                    347
                                                                                          ---------------
               APPAREL RETAIL (0.4%)
        8,000  Aeropostale, Inc.  *                                                                 300
          800  Bebe Stores, Inc.                                                                      5
        1,150  Buckle, Inc.                                                                          34
          600  Cato Corp. "A"                                                                        12
        2,500  Charming Shoppes, Inc.  *                                                             11
          400  Coldwater Creek, Inc.  *                                                               2
          100  Collective Brands, Inc.  *                                                             2
        4,300  Dress Barn, Inc.  *                                                                   78
          909  Finish Line, Inc. "A"                                                                  9
          700  Foot Locker, Inc.                                                                      7
        3,400  Gap, Inc.                                                                             73
          600  Gymboree Corp.  *                                                                     26
        2,200  Hot Topic, Inc.  *                                                                    17
        1,000  J. Crew Group, Inc.  *                                                                41
          168  Jos. A. Bank Clothiers, Inc.  *                                                        7
          500  Limited Brands, Inc.                                                                   9
        1,500  Pacific Sunwear of California, Inc.  *                                                 9
          520  Ross Stores, Inc.                                                                     23
        2,300  Stage Stores, Inc.                                                                    27
        1,200  TJX Companies, Inc.                                                                   45
                                                                                          ---------------
                                                                                                    737
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        4,600  American Axle & Manufacturing Holdings, Inc.                                          28


================================================================================
1   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        1,800  ArvinMeritor, Inc.                                                      $             14
        2,400  Dana Holding Corp.  *                                                                 14
          236  Dorman Products, Inc.  *                                                               3
        1,100  Exide Technologies  *                                                                  7
          700  Gentex Corp.                                                                          11
        1,700  Johnson Controls, Inc.                                                                41
          700  Modine Manufacturing Co.                                                               7
        1,800  Tenneco, Inc.  *                                                                      24
          500  TRW Automotive Holdings Corp.  *                                                       8
          542  WABCO Holdings, Inc.                                                                  13
                                                                                          ---------------
                                                                                                    170
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
       11,600  Ford Motor Co.  *                                                                     81
          700  Thor Industries, Inc.                                                                 18
                                                                                          ---------------
                                                                                                     99
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
          900  Asbury Automotive Group, Inc.  *                                                       9
          800  AutoNation, Inc.  *                                                                   14
        3,100  Group 1 Automotive, Inc.                                                              79
          600  Midas, Inc.  *                                                                         5
          200  Monro Muffler Brake, Inc.                                                              6
          800  Penske Automotive Group, Inc.                                                         12
        1,000  Pep Boys - Manny, Moe & Jack                                                           9
                                                                                          ---------------
                                                                                                    134
                                                                                          ---------------
               BROADCASTING (0.0%)
        1,900  Belo Corp. "A"                                                                         9
                                                                                          ---------------
               CABLE & SATELLITE (0.3%)
          900  Cablevision Systems Corp. "A"                                                         21
       13,000  Comcast Corp. "A"                                                                    188
        3,000  DIRECTV Group, Inc.  *                                                                79
        1,200  DISH Network Corp. "A"  *                                                             21
          500  Knology, Inc.  *                                                                       5
          700  Liberty Global, Inc. "A"  *                                                           14
          900  Mediacom Communications Corp. "A"  *                                                   4
          600  Scripps Networks Interactive "A"                                                      23
        3,400  Time Warner Cable, Inc.                                                              134
        2,000  Virgin Media, Inc.                                                                    28
                                                                                          ---------------
                                                                                                    517
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
          900  HSN, Inc.  *                                                                          13
        3,400  Liberty Media Corp. Interactive "A"  *                                                39
                                                                                          ---------------
                                                                                                     52
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
          800  GameStop Corp. "A"  *                                                                 19
        1,300  hhgregg, Inc.  *                                                                      22
          700  RadioShack Corp.                                                                      12
        1,800  Rent-A-Center, Inc.  *                                                                33
                                                                                          ---------------
                                                                                                     86
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
          900  Garmin Ltd.                                                                           27
          200  Universal Electronics, Inc.  *                                                         4
                                                                                          ---------------
                                                                                                     31
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
        2,100  J.C. Penney Co., Inc.                                                                 70
        2,400  Macy's, Inc.                                                                          42
        2,600  Saks, Inc.  *                                                                         15


==============================================================================-=
                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          200  Sears Holdings Corp.  *                                                  $            13
                                                                                          ---------------
                                                                                                    140
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
          400  Core-Mark Holding Co., Inc.  *                                                        11
          600  LKQ Corp.  *                                                                          10
                                                                                          ---------------
                                                                                                     21
                                                                                          ---------------
               EDUCATION SERVICES (0.3%)
        1,800  Apollo Group, Inc. "A"  *                                                            103
          700  Career Education Corp.  *                                                             15
       30,800  Corinthian Colleges, Inc.  *                                                         488
          300  Grand Canyon Education, Inc.  *                                                        5
          600  ITT Educational Services, Inc.  *                                                     54
                                                                                          ---------------
                                                                                                    665
                                                                                          ---------------
               FOOTWEAR (0.1%)
        1,900  Crocs, Inc.  *                                                                        11
          300  NIKE, Inc. "B"                                                                        19
        1,800  Steven Madden Ltd.  *                                                                 73
        5,000  Timberland Co. "A"  *                                                                 81
          700  Wolverine World Wide, Inc.                                                            18
                                                                                          ---------------
                                                                                                    202
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
       14,131  99 Cents Only Stores  *                                                              161
          600  Big Lots, Inc.  *                                                                     15
        5,800  Dollar Tree, Inc.  *                                                                 262
        1,300  Family Dollar Stores, Inc.                                                            37
          500  Fred's, Inc. "A"                                                                       6
        1,500  Target Corp.                                                                          72
                                                                                          ---------------
                                                                                                    553
                                                                                          ---------------
               HOME FURNISHINGS (0.1%)
        2,500  La-Z-Boy, Inc.                                                                        18
          800  Leggett & Platt, Inc.                                                                 15
        3,700  Tempur-Pedic International, Inc.  *                                                   72
                                                                                          ---------------
                                                                                                    105
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
       10,900  Home Depot, Inc.                                                                     273
        2,500  Lowe's Companies, Inc.                                                                49
                                                                                          ---------------
                                                                                                    322
                                                                                          ---------------
               HOMEBUILDING (0.0%)
          300  Cavco Industries, Inc.  *                                                              9
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
          600  Aaron's, Inc.                                                                         15
        1,400  Haverty Furniture Companies, Inc.  *                                                  17
                                                                                          ---------------
                                                                                                     32
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
          400  Ambassadors Group, Inc.                                                                5
        8,900  Carnival Corp.                                                                       259
        1,800  Gaylord Entertainment Co.  *                                                          27
          800  Interval Leisure Group, Inc.  *                                                        9
          400  Marcus Corp.                                                                           5
        1,600  Orient-Express Hotels Ltd. "A"  *                                                     14
          900  Royal Caribbean Cruises Ltd.  *                                                       18
                                                                                          ---------------
                                                                                                    337
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
        1,200  Helen of Troy Ltd.  *                                                                 28
          314  iRobot Corp.  *                                                                        4


================================================================================
3   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          382  Whirlpool Corp.                                                          $            27
                                                                                          ---------------
                                                                                                     59
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        9,400  American Greetings Corp. "A"                                                         191
          600  Jarden Corp.                                                                          16
        1,000  Newell Rubbermaid, Inc.                                                               15
          500  Tupperware Brands Corp.                                                               23
                                                                                          ---------------
                                                                                                    245
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
          600  Amazon.com, Inc.  *                                                                   71
          200  Blue Nile, Inc.  *                                                                    12
        5,000  Expedia, Inc.  *                                                                     113
        1,100  Netflix, Inc.  *                                                                      59
          640  NutriSystem, Inc.                                                                     14
          700  Priceline.com, Inc.  *                                                               110
          400  Shutterfly, Inc.  *                                                                    6
          900  Ticketmaster Entertainment, Inc.  *                                                    9
                                                                                          ---------------
                                                                                                    394
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
          500  Vail Resorts, Inc.  *                                                                 17
                                                                                          ---------------
               Leisure Products (0.1%)
        5,200  Brunswick Corp.                                                                       49
        3,400  Callaway Golf Co.                                                                     23
          600  Hasbro, Inc.                                                                          17
        2,600  Mattel, Inc.                                                                          49
        1,300  Polaris Industries, Inc.                                                              55
        2,100  Smith & Wesson Holding Corp.  *                                                        9
                                                                                          ---------------
                                                                                                    202
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (1.2%)
        1,200  Cinemark Holdings, Inc.                                                               14
        1,252  CKX, Inc.  *                                                                           8
          500  DreamWorks Animation SKG, Inc. "A"  *                                                 16
        1,100  IMAX Corp.  *                                                                         11
        1,300  Liberty Media Corp. - Capital "A"  *                                                  27
        2,000  Live Nation, Inc.  *                                                                  13
          600  Marvel Entertainment, Inc.  *                                                         30
       14,600  News Corp. "A"                                                                       168
       10,000  News Corp. "B"  (a)                                                                  136
          600  Regal Entertainment Group "A"                                                          8
       60,000  Time Warner, Inc.                                                                  1,807
        2,500  Viacom, Inc. "A"  *                                                                   73
          500  Warner Music Group Corp.  *                                                            3
                                                                                          ---------------
                                                                                                  2,314
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
        6,100  Eastman Kodak Co.  *                                                                  23
                                                                                          ---------------
               PUBLISHING (0.1%)
        1,000  Gannett Co., Inc.                                                                     10
          800  McGraw-Hill Companies, Inc.                                                           23
          900  Meredith Corp.                                                                        24
        1,900  Morningstar, Inc.  *                                                                  97
          500  New York Times Co. "A"                                                                 4
          500  Valassis Communications, Inc.  *                                                       9
                                                                                          ---------------
                                                                                                    167
                                                                                          ---------------
               RESTAURANTS (0.3%)
          400  BJ's Restaurants, Inc.  *                                                              6
        5,000  Bob Evans Farms, Inc.                                                                131
          600  Brinker International, Inc.                                                            8
          800  Buffalo Wild Wings, Inc.  *                                                           33


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          400  Burger King Holdings, Inc.                                               $             7
          900  California Pizza Kitchen, Inc.  *                                                     12
          900  Cheesecake Factory  *                                                                 16
          700  Chipotle Mexican Grill, Inc. "A"  *                                                   57
          400  Cracker Barrel Old Country Store, Inc.                                                13
        3,300  McDonald's Corp.                                                                     194
        1,792  P.F. Chang's China Bistro, Inc.  *                                                    52
          561  Panera Bread Co. "A"  *                                                               34
          600  Peet's Coffee & Tea, Inc.  *                                                          21
        1,400  Ruby Tuesday, Inc.  *                                                                  9
          528  Steak n Shake Co.  *                                                                   6
        2,600  Wendy's/Arby's Group, Inc. "A"                                                        10
        1,300  Yum! Brands, Inc.                                                                     43
                                                                                          ---------------
                                                                                                    652
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.2%)
          400  Brinks Home Security Holdings, Inc.  *                                                12
          900  H&R Block, Inc.                                                                       17
        7,600  Hillenbrand, Inc.                                                                    152
        6,610  Regis Corp.                                                                          107
          300  Steiner Leisure Ltd.  *                                                               11
        1,800  Stewart Enterprises, Inc. "A"                                                          8
                                                                                          ---------------
                                                                                                    307
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
        2,500  Barnes & Noble, Inc.                                                                  42
          400  Big 5 Sporting Goods Corp.                                                             6
        1,100  Borders Group, Inc.  *                                                                 2
          600  Dick's Sporting Goods, Inc.  *                                                        14
          500  Jo-Ann Stores, Inc.  *                                                                13
        1,000  Office Depot, Inc.  *                                                                  6
        3,000  OfficeMax, Inc.  *                                                                    34
          800  PetSmart, Inc.                                                                        19
        1,848  Sally Beauty Holdings, Inc.  *                                                        12
          495  Tractor Supply Co.  *                                                                 22
                                                                                          ---------------
                                                                                                    170
                                                                                          ---------------
               TIRES & RUBBER (0.1%)
        6,900  Cooper Tire & Rubber Co.                                                             105
                                                                                          ---------------
               Total Consumer Discretionary                                                       9,514
                                                                                          ---------------

               CONSUMER STAPLES (3.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       15,120  Archer-Daniels-Midland Co.                                                           456
          900  Bunge Ltd.                                                                            51
          800  Fresh Del Monte Produce, Inc.  *                                                      17
          100  Griffin Land & Nurseries, Inc.                                                         3
                                                                                          ---------------
                                                                                                    527
                                                                                          ---------------
               DRUG RETAIL (0.2%)
       10,500  CVS Caremark Corp.                                                                   371
        1,600  Walgreen Co.                                                                          60
                                                                                          ---------------
                                                                                                    431
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
          404  Andersons, Inc.                                                                       13
          200  Nash Finch Co.                                                                         6
        1,000  Sysco Corp.                                                                           26
        2,500  United Natural Foods, Inc.  *                                                         60
                                                                                          ---------------
                                                                                                    105
                                                                                          ---------------
               FOOD RETAIL (0.2%)
          900  Casey's General Stores, Inc.                                                          28
          200  Ingles Markets, Inc. "A"                                                               3


================================================================================
5   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        2,600  Kroger Co.                                                               $            60
          300  Pantry, Inc.  *                                                                        4
        1,300  Ruddick Corp.                                                                         35
          500  SUPERVALU, Inc.                                                                        8
          300  Susser Holdings Corp.  *                                                               4
          200  Village Super Market, Inc. "A"                                                         6
        1,010  Weis Markets, Inc.                                                                    36
       18,600  Winn Dixie Stores, Inc.  *                                                           206
                                                                                          ---------------
                                                                                                    390
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.9%)
        1,722  Central Garden & Pet Co.  *                                                           17
        1,300  Central Garden & Pet Co. "A"  *                                                       13
          500  Clorox Co.                                                                            30
        5,100  Colgate-Palmolive Co.                                                                401
          900  Kimberly-Clark Corp.                                                                  55
       19,500  Procter & Gamble Co.                                                               1,131
          200  WD-40 Co.                                                                              6
                                                                                          ---------------
                                                                                                  1,653
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.1%)
          500  Costco Wholesale Corp.                                                                28
        4,900  Wal-Mart Stores, Inc.                                                                244
                                                                                          ---------------
                                                                                                    272
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.1%)
          300  American Dairy, Inc.  *                                                                9
          200  Cal-Maine Foods, Inc.                                                                  5
          300  Calavo Growers, Inc.                                                                   5
        9,800  Chiquita Brands International, Inc.  *                                               159
        7,000  Dean Foods Co.  *                                                                    128
          900  Del Monte Foods Co.                                                                   10
        1,100  General Mills, Inc.                                                                   72
          600  Green Mountain Coffee Roasters, Inc.  *                                               40
        1,000  H.J. Heinz Co.                                                                        40
          100  Hormel Foods Corp.                                                                     4
          400  Imperial Sugar Co.                                                                     5
          600  J & J Snack Foods Corp.                                                               23
       40,400  Kraft Foods, Inc. "A"                                                              1,112
        3,209  Lancaster Colony Corp.                                                               156
        1,900  Lance, Inc.                                                                           46
        1,900  Sara Lee Corp.                                                                        21
        1,366  Smart Balance, Inc.  *                                                                 7
          800  Smithfield Foods, Inc.  *                                                             11
          500  TreeHouse Foods, Inc.  *                                                              19
       14,700  Tyson Foods, Inc. "A"                                                                184
                                                                                          ---------------
                                                                                                  2,056
                                                                                          ---------------
               PERSONAL PRODUCTS (0.0%)
          500  Alberto-Culver Co.                                                                    14
        1,400  American Oriental Bioengineering, Inc.  *                                              6
          486  Elizabeth Arden, Inc.  *                                                               5
          500  Estee Lauder Companies, Inc. "A"                                                      21
          500  Herbalife Ltd.                                                                        17
          200  Mead Johnson Nutrition Co.                                                             8
          500  Nu Skin Enterprises, Inc. "A"                                                         11
                                                                                          ---------------
                                                                                                     82
                                                                                          ---------------
               SOFT DRINKS (0.3%)
        5,000  Coca-Cola Co.                                                                        267
        3,400  Coca-Cola Enterprises, Inc.                                                           65
          900  Dr. Pepper Snapple Group, Inc.  *                                                     24
          600  Hansen Natural Corp.  *                                                               22
          400  National Beverage Corp.  *                                                             4
          800  Pepsi Bottling Group, Inc.                                                            30


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          400  PepsiAmericas, Inc.                                                       $           12
        2,700  PepsiCo, Inc.                                                                        163
                                                                                          ---------------
                                                                                                    587
                                                                                          ---------------
               Total Consumer Staples                                                             6,103
                                                                                          ---------------

               ENERGY (4.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
        1,104  Alpha Natural Resources, Inc.  *                                                      37
          900  CONSOL Energy, Inc.                                                                   38
          700  James River Coal Co.  *                                                               13
          400  Massey Energy Co.                                                                     12
          500  Patriot Coal Corp.  *                                                                  6
        2,500  USEC, Inc.  *                                                                         10
                                                                                          ---------------
                                                                                                    116
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.1%)
        6,200  Chevron Corp.                                                                        474
       31,700  ConocoPhillips                                                                     1,591
       20,900  Exxon Mobil Corp.                                                                  1,498
          600  Hess Corp.                                                                            33
        1,443  Marathon Oil Corp.                                                                    46
          870  Murphy Oil Corp.                                                                      53
        3,200  Occidental Petroleum Corp.                                                           243
          800  SandRidge Energy, Inc.  *                                                              8
                                                                                          ---------------
                                                                                                  3,946
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
          600  Atwood Oceanics, Inc.  *                                                              21
          600  Diamond Offshore Drilling, Inc.                                                       57
          700  ENSCO International, Inc.                                                             32
        2,000  Hercules Offshore, Inc.  *                                                            10
        3,100  Parker Drilling Co.  *                                                                16
        1,008  Pioneer Drilling Co.  *                                                                7
          760  Rowan Companies, Inc.                                                                 18
                                                                                          ---------------
                                                                                                    161
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
          400  Bristow Group, Inc.  *                                                                12
        1,100  CARBO Ceramics, Inc.                                                                  64
          800  Complete Production Services, Inc.  *                                                  8
          700  Dresser-Rand Group, Inc.  *                                                           21
          400  Exterran Holdings, Inc.  *                                                             8
          600  FMC Technologies, Inc.  *                                                             31
       37,687  Global Industries Ltd.  *                                                            275
        1,500  Halliburton Co.                                                                       44
          200  Helix Energy Solutions Group, Inc.  *                                                  3
        2,700  Key Energy Services, Inc.  *                                                          20
          200  Lufkin Industries, Inc.                                                               11
          500  National-Oilwell Varco, Inc.  *                                                       20
          400  Natural Gas Services Group, Inc.  *                                                    7
          600  Oceaneering International, Inc.  *                                                    31
          900  Oil States International, Inc.  *                                                     31
          255  PHI, Inc.  *                                                                           4
        6,000  RPC, Inc.                                                                             56
        7,500  Schlumberger Ltd.                                                                    466
          500  Seacor Holdings, Inc.  *                                                              41
          600  Tidewater, Inc.                                                                       25
        4,500  Willbros Group, Inc.  *                                                               59
                                                                                          ---------------
                                                                                                  1,237
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.1%)
        6,500  Anadarko Petroleum Corp.                                                             396
        8,900  Apache Corp.                                                                         838
          500  Atlas Energy, Inc.                                                                    13


================================================================================
7   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          500  Berry Petroleum Co. "A"                                                   $           13
          452  Bill Barrett Corp.  *                                                                 14
        2,500  BPZ Resources, Inc.  *                                                                16
        1,800  Brigham Exploration Co.  *                                                            17
          500  Carrizo Oil & Gas, Inc.  *                                                            12
        3,400  Chesapeake Energy Corp.                                                               83
          200  Clayton Williams Energy, Inc.  *                                                       5
          600  Comstock Resources, Inc.  *                                                           25
          300  Contango Oil & Gas Co.  *                                                             14
        4,000  Devon Energy Corp.                                                                   259
          700  EOG Resources, Inc.                                                                   57
        1,000  FX Energy, Inc.  *                                                                     3
        4,700  Gran Tierra Energy, Inc.  *                                                           22
          800  McMoRan Exploration Co.  *                                                             6
          700  Newfield Exploration Co.  *                                                           29
        5,900  Oilsands Quest, Inc.  *                                                                7
        1,100  Penn Virginia Corp.                                                                   22
          800  Pioneer Natural Resources Co.                                                         33
          600  Quicksilver Resources, Inc.  *                                                         7
          800  Rex Energy Corp.  *                                                                    6
          700  Southwestern Energy Co.  *                                                            30
        1,256  VAALCO Energy, Inc.                                                                    5
       12,500  W&T Offshore, Inc.                                                                   146
        1,000  XTO Energy, Inc.                                                                      42
                                                                                          ---------------
                                                                                                  2,120
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
          100  Frontier Oil Corp.                                                                     1
          600  Tesoro Corp.                                                                           9
       11,300  Valero Energy Corp.                                                                  205
                                                                                          ---------------
                                                                                                    215
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        1,000  Crosstex Energy, Inc.                                                                  6
        1,100  DHT Maritime, Inc.                                                                     4
          700  Golar LNG Ltd.                                                                         8
        1,700  Knightsbridge Tankers Ltd.                                                            22
          900  Nordic American Tanker Shipping Ltd.                                                  25
          500  Overseas Shipholding Group, Inc.                                                      20
          920  Ship Finance International Ltd.                                                       10
          700  Southern Union Co.                                                                    14
          800  Williams Companies, Inc.                                                              15
                                                                                          ---------------
                                                                                                    124
                                                                                          ---------------
               Total Energy                                                                       7,919
                                                                                          ---------------

               FINANCIALS (9.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
        3,800  Allied Capital Corp.                                                                  12
        5,934  American Capital Ltd.  *                                                              16
        4,678  Apollo Investment Corp.                                                               42
        2,122  Ares Capital Corp.                                                                    22
       36,900  Bank of New York Mellon Corp.                                                        984
        1,000  BlackRock, Inc. "A"                                                                  217
          100  Capital Southwest Corp.                                                                7
          600  Federated Investors, Inc. "B"                                                         16
          100  GAMCO Investors, Inc. "A"                                                              4
          400  Gladstone Capital Corp.                                                                3
        1,300  GLG Partners, Inc.  *                                                                  3
          783  Hercules Technology Growth Capital, Inc.                                               7
        3,000  Invesco Ltd. ADR                                                                      63
          600  Janus Capital Group, Inc.                                                              8
          700  Och-Ziff Capital Management Group LLC                                                  9
        1,500  Penson Worldwide, Inc.  *                                                             15


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        1,100  Prospect Capital Corp.                                                    $           11
        1,653  State Street Corp.                                                                    69
            4  Teton Advisors, Inc. "B", acquired 3/24/2009; cost $0  (b),(c)                        --
          105  Virtus Investments Partners, Inc.  *                                                   2
          600  Waddell & Reed Financial, Inc. "A"                                                    17
          200  Westwood Holdings Group, Inc.                                                          7
                                                                                          ---------------
                                                                                                  1,534
                                                                                          ---------------
               CONSUMER FINANCE (1.3%)
        1,000  Advance America, Cash Advance Centers, Inc.                                            5
       17,900  American Express Co.                                                                 624
       45,400  Capital One Financial Corp.                                                        1,662
          220  Cardtronics, Inc.  *                                                                   2
        8,200  SLM Corp.  *                                                                          79
          700  World Acceptance Corp.  *                                                             17
                                                                                          ---------------
                                                                                                  2,389
                                                                                          ---------------
               DIVERSIFIED BANKS (0.9%)
          700  Banco Latinoamericano de Exportaciones S.A. "E"                                       10
       24,400  U.S. Bancorp                                                                         566
       39,900  Wells Fargo & Co.                                                                  1,098
                                                                                          ---------------
                                                                                                  1,674
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
          100  Consolidated-Tomoka Land Co.                                                           4
          200  Tejon Ranch Co.  *                                                                     5
                                                                                          ---------------
                                                                                                      9
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
        1,200  Aon Corp.                                                                             46
        3,011  Arthur J. Gallagher & Co.                                                             67
          400  eHealth, Inc.  *                                                                       6
                                                                                          ---------------
                                                                                                    119
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.0%)
        1,000  BGC Partners, Inc. "A"                                                                 5
        2,100  Charles Schwab Corp.                                                                  36
          263  Evercore Partners, Inc. "A"                                                            9
        5,500  Goldman Sachs Group, Inc.                                                            936
        1,300  Investment Technology Group, Inc.  *                                                  28
          465  KBW, Inc.  *                                                                          13
          500  Knight Capital Group, Inc. "A"  *                                                      8
        1,200  LaBranche & Co., Inc.  *                                                               3
          500  Lazard Ltd. "A"                                                                       19
        2,100  MF Global Ltd.  *                                                                     15
       21,100  Morgan Stanley                                                                       678
          100  Piper Jaffray Co., Inc.  *                                                             5
          600  Raymond James Financial, Inc.                                                         14
          600  SWS Group, Inc.                                                                        8
          800  TD Ameritrade Holding Corp.  *                                                        16
          700  TradeStation Group, Inc.  *                                                            5
                                                                                          ---------------
                                                                                                  1,798
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.4%)
        1,710  AFLAC, Inc.                                                                           71
          800  American Equity Investment Life Insurance Co.                                          5
          661  Citizens, Inc.  *                                                                      4
        4,300  Conseco, Inc.  *                                                                      22
        2,800  Lincoln National Corp.                                                                67
        3,100  MetLife, Inc.                                                                        105
          100  National Western Life Insurance Co. "A"                                               18
          400  Presidential Life Corp.                                                                4
          700  Principal Financial Group, Inc.                                                       18
        2,300  Protective Life Corp.                                                                 44
        6,600  Prudential Financial, Inc.                                                           299


================================================================================
9   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          600  StanCorp Financial Group, Inc.                                            $           22
          600  Torchmark Corp.                                                                       24
        7,100  Unum Group                                                                           142
                                                                                          ---------------
                                                                                                    845
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.6%)
          600  American Financial Group, Inc.                                                        15
       12,000  American International Group, Inc.  *(a)                                             403
          500  Assurant, Inc.                                                                        15
       17,500  Genworth Financial, Inc. "A"  *                                                      186
       10,200  Hartford Financial Services Group, Inc.                                              250
          800  HCC Insurance Holdings, Inc.                                                          21
        1,602  Horace Mann Educators Corp.                                                           20
          600  Loews Corp.                                                                           20
        6,200  Unitrin, Inc.                                                                        122
                                                                                          ---------------
                                                                                                  1,052
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
        1,000  Compass Diversified Holdings                                                          10
          700  PICO Holdings, Inc.  *                                                                24
                                                                                          ---------------
                                                                                                     34
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
       28,700  Bank of America Corp.                                                                418
      104,300  Citigroup, Inc.                                                                      427
       36,300  JPMorgan Chase & Co.                                                               1,516
                                                                                          ---------------
                                                                                                  2,361
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.8%)
          400  Allied World Assurance Co. Holdings Ltd.                                              18
        1,600  Allstate Corp.                                                                        47
       60,300  Ambac Financial Group, Inc.  (a)                                                      69
          169  American Physicians Capital, Inc.                                                      5
          400  Amerisafe, Inc.  *                                                                     7
          600  Argo Group International Holdings Ltd.  *                                             20
          600  Aspen Insurance Holdings Ltd.                                                         15
        1,300  Assured Guaranty Ltd.                                                                 22
        1,100  Axis Capital Holdings Ltd.                                                            32
        1,000  Baldwin & Lyons, Inc. "B"                                                             23
          500  Chubb Corp.                                                                           24
          600  CNA Financial Corp.  *                                                                13
          300  CNA Surety Corp.  *                                                                    4
          500  Donegal Group, Inc. "A"                                                                7
        8,218  Employers Holdings, Inc.                                                             122
          600  First American Corp.                                                                  18
          300  First Mercury Financial Corp.                                                          4
          300  FPIC Insurance Group, Inc.  *                                                         10
        1,500  Harleysville Group, Inc.                                                              47
        1,000  Hilltop Holdings, Inc.  *                                                             12
          300  Infinity Property & Casualty Corp.                                                    12
          900  MBIA, Inc.  *                                                                          4
        1,200  Meadowbrook Insurance Group, Inc.                                                      8
          200  National Interstate Corp.                                                              4
          200  Navigators Group, Inc.  *                                                             11
          400  ProAssurance Corp.  *                                                                 20
        1,000  Progressive Corp.  *                                                                  16
          400  RLI Corp.                                                                             20
          239  Safety Insurance Group, Inc.                                                           8
        7,650  Selective Insurance Group, Inc.                                                      117
        3,343  State Auto Financial Corp.                                                            54
          511  Tower Group, Inc.                                                                     13
       12,700  Travelers Companies, Inc.                                                            632
          800  United American Indemnity Ltd. "A"  *                                                  6
          300  United Fire & Casualty Co.                                                             5
          700  W.R. Berkley Corp.                                                                    17


================================================================================
                                                Portfolio of Investments  |   10

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          100  White Mountains Insurance Group Ltd.                                      $           31
          400  XL Capital Ltd. "A"                                                                    7
                                                                                          ---------------
                                                                                                  1,504
                                                                                          ---------------
               REAL ESTATE SERVICES (0.0%)
        3,333  Altisource Portfolio Solutions S.A.  *                                                51
                                                                                          ---------------
               REGIONAL BANKS (1.1%)
          200  Ames National Corp.                                                                    4
          206  Arrow Financial Corp.                                                                  5
          300  BancFirst Corp.                                                                       11
          600  BancorpSouth, Inc.                                                                    14
          500  Bank of Hawaii Corp.                                                                  22
          700  Bank of the Ozarks, Inc.                                                              16
        5,400  BB&T Corp.                                                                           129
        1,400  Boston Private Financial Holdings, Inc.                                                8
          100  Camden National Corp.                                                                  3
          237  Capital City Bank Group, Inc.                                                          3
        1,700  CapitalSource, Inc.                                                                    6
          600  Cardinal Financial Corp.                                                               5
        1,625  Cathay General Bancorp                                                                14
          800  Chemical Financial Corp.                                                              18
          175  Citizens & Northern Corp.                                                              2
          700  City Holding Co.                                                                      21
        1,900  Columbia Banking System, Inc.                                                         28
        2,500  Community Bank System, Inc.                                                           47
          300  Community Trust Bancorp, Inc.                                                          7
          800  Cullen/Frost Bankers, Inc.                                                            37
        3,395  CVB Financial Corp.                                                                   27
        3,140  East West Bancorp, Inc.                                                               28
        1,200  F.N.B. Corp.                                                                           8
          200  Farmers Capital Bank Corp.                                                             2
        2,000  First BanCorp                                                                          4
          256  First Bancorp                                                                          3
          300  First Bancorp, Inc.                                                                    5
          189  First Citizens BancShares, Inc. "A"                                                   28
        3,625  First Commonwealth Financial Corp.                                                    19
        1,100  First Financial Bancorp                                                               14
        1,362  First Financial Bankshares, Inc.                                                      66
          500  First Financial Corp.                                                                 14
        2,505  First Midwest Bancorp, Inc.                                                           26
        1,482  Firstmerit Corp.                                                                      28
        7,100  Fulton Financial Corp.                                                                59
          900  Glacier Bancorp, Inc.                                                                 12
          400  Hancock Holding Co.                                                                   15
        1,002  Harleysville National Corp.                                                            6
          273  Heartland Financial USA, Inc.                                                          3
          516  Home BancShares, Inc.                                                                 11
        5,165  Huntington Bancshares, Inc.                                                           20
          200  IBERIABANK Corp.                                                                       9
          400  Independent Bank Corp.                                                                 9
        1,900  International Bancshares Corp.                                                        28
        3,200  KeyCorp                                                                               17
          800  Lakeland Bancorp, Inc.                                                                 5
          500  Lakeland Financial Corp.                                                              10
          517  M&T Bank Corp.                                                                        32
          900  MainSource Financial Group, Inc.                                                       5
        1,300  Marshall & Ilsley Corp.                                                                7
          700  MB Financial, Inc.                                                                    13
        1,900  National Penn Bancshares, Inc.                                                        11
        1,500  NBT Bancorp, Inc.                                                                     33
          300  Northfield Bancorp, Inc.                                                               4
        4,400  Old National Bancorp                                                                  46
          400  Pacific Continental Corp.                                                              4
          200  Park National Corp.                                                                   12


================================================================================
11   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          400  Pinnacle Financial Partners, Inc.  *                                      $            5
        3,548  PNC Financial Services Group, Inc.                                                   174
        4,300  PrivateBancorp, Inc.                                                                  39
          400  Prosperity Bancshares, Inc.                                                           14
        6,065  Regions Financial Corp.                                                               29
        1,000  Renasant Corp.                                                                        15
          200  Republic Bancorp, Inc. "A"                                                             4
        3,900  S&T Bancorp, Inc.                                                                     61
          600  S.Y. Bancorp, Inc.                                                                    13
          700  Sandy Spring Bancorp, Inc.                                                             8
          400  SCBT Financial Corp.                                                                  10
        1,000  Signature Bank  *                                                                     32
          600  Simmons First National Corp. "A"                                                      18
          525  Southside Bancshares, Inc.                                                            11
          700  Sterling Bancorp                                                                       5
        1,100  Sterling Financial Corp.  *                                                            1
          200  Suffolk Bancorp                                                                        6
       12,200  SunTrust Banks, Inc.                                                                 233
        2,300  Susquehanna Bancshares, Inc.                                                          13
        2,700  Synovus Financial Corp.                                                                6
          900  Texas Capital Bancshares, Inc.  *                                                     13
          300  Tompkins Financial Corp.                                                              13
          400  TowneBank                                                                              5
          600  TriCo Bancshares                                                                       9
          700  Trustmark Corp.                                                                       13
        2,200  UMB Financial Corp.                                                                   87
        5,520  Umpqua Holdings Corp.                                                                 55
          500  Union Bankshares Corp.                                                                 6
          500  United Bankshares, Inc.                                                                9
          827  United Community Banks, Inc.  *                                                        3
          169  United Security Bancshares, Inc.  *                                                   --
          400  Univest Corp.                                                                          8
          675  Valley National Bancorp                                                                9
          300  Washington Trust Bancorp, Inc.                                                         5
          400  WesBanco, Inc.                                                                         6
        2,300  Westamerica Bancorp                                                                  110
        1,900  Whitney Holding Corp.                                                                 15
          700  Wilmington Trust Corp.                                                                 8
          600  Zions Bancorp                                                                          8
                                                                                          ---------------
                                                                                                  2,122
                                                                                          ---------------
               REINSURANCE (0.2%)
          300  Arch Capital Group Ltd.  *                                                            20
        4,200  Endurance Specialty Holdings Ltd.                                                    151
          200  Enstar Group Ltd.  *                                                                  12
          400  Everest Reinsurance Group Ltd.                                                        35
        2,772  Flagstone Reinsurance Holdings Ltd.                                                   31
        1,000  Greenlight Capital Re Ltd. "A"  *                                                     19
        1,000  Maiden Holdings Ltd.                                                                   7
        1,000  Max Capital Group Ltd.                                                                21
        1,800  Montpelier Re Holdings Ltd.                                                           29
          400  PartnerRe Ltd.                                                                        31
        1,100  Platinum Underwriters Holdings Ltd.                                                   39
          500  RenaissanceRe Holdings Ltd.                                                           26
          500  Transatlantic Holdings, Inc.                                                          25
          600  Validus Holdings Ltd.                                                                 15
                                                                                          ---------------
                                                                                                    461
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
        1,100  Colonial Properties Trust                                                             11
        7,398  Cousins Properties, Inc.                                                              54
        1,300  Investors Real Estate Trust                                                           11
          600  Liberty Property Trust, Inc.                                                          18
            3  One Liberty Properties, Inc.                                                          --
          400  PS Business Parks, Inc.                                                               20


================================================================================
                                                Portfolio of Investments  |   12

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          609  Vornado Realty Trust                                                      $           36
        1,200  Washington REIT                                                                       32
                                                                                          ---------------
                                                                                                    182
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
          500  AMB Property Corp.                                                                    11
        4,300  DCT Industrial Trust, Inc.                                                            19
          500  DuPont Fabros Technology, Inc.  *                                                      8
          600  EastGroup Properties, Inc.                                                            22
          900  First Industrial Realty Trust, Inc.                                                    4
          600  First Potomac Realty Trust                                                             7
        5,400  ProLogis                                                                              61
                                                                                          ---------------
                                                                                                    132
                                                                                          ---------------
               REITS - MORTGAGE (0.2%)
       17,700  Annaly Capital Management, Inc.                                                      299
        2,200  Anworth Mortgage Asset Corp.                                                          16
        1,300  Capstead Mortgage Corp.                                                               17
        4,800  Chimera Investment Corp.                                                              17
          800  Hatteras Financial Corp.                                                              23
        4,700  MFA Mortgage Investments, Inc.                                                        35
        1,100  Redwood Trust, Inc.                                                                   15
                                                                                          ---------------
                                                                                                    422
                                                                                          ---------------
               REITS - OFFICE (0.1%)
          200  Alexandria Real Estate Equities, Inc.                                                 11
        2,100  BioMed Realty Trust, Inc.                                                             28
          500  Boston Properties, Inc.                                                               30
          600  Brandywine Realty Trust                                                                6
          400  Corporate Office Properties Trust                                                     13
          400  Digital Realty Trust, Inc.                                                            18
          500  Douglas Emmett, Inc.                                                                   6
          600  Duke Realty Corp.                                                                      7
        1,300  Franklin Street Properties Corp.                                                      14
          600  Highwoods Properties, Inc.                                                            17
          800  HRPT Properties Trust                                                                  6
          800  Kilroy Realty Corp.                                                                   22
        1,958  Lexington Realty Trust                                                                 8
          500  Mack-Cali Realty Corp.                                                                15
          400  Parkway Properties, Inc.                                                               7
          400  SL Green Realty Corp.                                                                 16
                                                                                          ---------------
                                                                                                    224
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
        1,100  American Campus Communities, Inc.                                                     30
          500  Apartment Investment & Management Co. "A"                                              6
          400  AvalonBay Communities, Inc.                                                           28
          300  BRE Properties, Inc.                                                                   8
          400  Camden Property Trust                                                                 14
          400  Equity LifeStyle Properties, Inc.                                                     19
        1,100  Equity Residential Properties Trust                                                   32
          200  Essex Property Trust, Inc.                                                            15
          700  Home Properties, Inc.                                                                 27
          600  Mid-America Apartment Communities, Inc.                                               26
          900  Post Properties, Inc.                                                                 15
          300  Sun Communities, Inc.                                                                  5
          600  UDR, Inc.                                                                              9
                                                                                          ---------------
                                                                                                    234
                                                                                          ---------------
               REITS - RETAIL (0.2%)
          823  Acadia Realty Trust                                                                   13
        1,600  CBL & Associates Properties, Inc.                                                     13
          800  Cedar Shopping Centers, Inc.                                                           5
        3,000  Developers Diversified Realty Corp.                                                   26
          800  Equity One, Inc.                                                                      12


================================================================================
13   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          400  Federal Realty Investment Trust                                           $           24
          351  Getty Realty Corp.                                                                     8
        1,600  Inland Real Estate Corp.                                                              14
          700  Kimco Realty Corp.                                                                     9
          410  Macerich Co.                                                                          12
        1,800  National Retail Properties, Inc.                                                      35
          800  Pennsylvania REIT                                                                      6
          600  Realty Income Corp.                                                                   14
          400  Regency Centers Corp.                                                                 13
        1,514  Simon Property Group, Inc.                                                           103
          800  Tanger Factory Outlet Centers, Inc.                                                   30
          400  Taubman Centers, Inc.                                                                 12
          400  Urstadt Biddle Properties, Inc. "A"                                                    6
          600  Weingarten Realty Investors                                                           11
                                                                                          ---------------
                                                                                                    366
                                                                                          ---------------
               REITS - SPECIALIZED (0.4%)
        2,800  DiamondRock Hospitality Co.  *                                                        21
          800  Entertainment Properties Trust                                                        27
        1,900  Extra Space Storage, Inc.                                                             18
        6,100  HCP, Inc.                                                                            181
        2,500  Health Care REIT, Inc.                                                               111
        2,400  Healthcare Realty Trust, Inc.                                                         50
          600  Hospitality Properties Trust                                                          12
          900  Host Hotels & Resorts, Inc.                                                            9
          200  LaSalle Hotel Properties                                                               3
          500  LTC Properties, Inc.                                                                  12
        1,700  Medical Properties Trust, Inc.                                                        14
          500  National Health Investors, Inc.                                                       15
          700  Nationwide Health Properties, Inc.                                                    23
        1,700  OMEGA Healthcare Investors, Inc.                                                      26
          700  Plum Creek Timber Co., Inc.                                                           22
          900  Potlatch Corp.                                                                        25
          600  Public Storage                                                                        44
        2,500  Rayonier, Inc.                                                                        96
          700  Senior Housing Properties Trust                                                       13
          500  Sovran Self Storage, Inc.                                                             15
        1,704  Sunstone Hotel Investors, Inc.  *                                                     13
        1,700  U-Store-It Trust                                                                      10
          200  Universal Health Realty Income Trust                                                   6
          700  Ventas, Inc.                                                                          28
                                                                                          ---------------
                                                                                                    794
                                                                                          ---------------
               SPECIALIZED FINANCE (0.0%)
        1,300  MarketAxess Holdings, Inc.  *                                                          16
          800  Moody's Corp.                                                                          19
          600  MSCI, Inc. "A"  *                                                                      18
          200  Portfolio Recovery Associates, Inc.  *                                                  9
                                                                                          ---------------
                                                                                                      62
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
          500  Abington Bancorp, Inc.                                                                 3
          500  Astoria Financial Corp.                                                                5
          900  Bank Mutual Corp.                                                                      6
          800  BankFinancial Corp.                                                                    8
          500  Beneficial Mutual Bancorp, Inc.  *                                                     5
          400  Berkshire Hills Bancorp, Inc.                                                          8
          800  Brookline Bancorp, Inc.                                                                8
          300  Clifton Savings Bancorp, Inc.                                                          3
          300  Danvers Bancorp, Inc.                                                                  4
          700  Essa Bancorp, Inc.                                                                     8
          500  First Financial Holdings, Inc.                                                         7
          600  First Niagara Financial Group, Inc.                                                    8
          400  Flushing Financial Corp.                                                               4
        4,742  Kearny Financial Corp.                                                                47


================================================================================
                                                Portfolio of Investments  |   14

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        3,500  MGIC Investment Corp.  *                                                  $           15
        3,100  NewAlliance Bancshares, Inc.                                                           34
          900  Northwest Bancorp, Inc.                                                               20
          400  OceanFirst Financial Corp.                                                             4
          500  Ocwen Financial Corp.  *                                                               5
        2,800  Provident Financial Services, Inc.                                                    30
          731  Provident New York Bancorp                                                             6
        2,000  Radian Group, Inc.                                                                    12
          400  Rockville Financial, Inc.                                                              4
        6,710  TrustCo Bank Corp. NY                                                                 40
          300  United Financial Bancorp, Inc.                                                         4
          500  ViewPoint Financial Group                                                              7
          500  Westfield Financial, Inc.                                                              4
                                                                                          ---------------
                                                                                                    309
                                                                                          ---------------
               Total Financials                                                                  18,678
                                                                                          ---------------

               HEALTH CARE (6.2%)
               ------------------
               BIOTECHNOLOGY (0.9%)
        6,900  Alkermes, Inc.  *                                                                     55
          445  Alnylam Pharmaceuticals, Inc.  *                                                       8
       13,000  Amgen, Inc.  *                                                                       698
        1,900  Arena Pharmaceuticals, Inc.  *                                                         7
          900  ArQule, Inc.  *                                                                        3
        1,000  Array BioPharma, Inc.  *                                                               2
          600  Biogen Idec, Inc.  *                                                                  25
        1,700  Celera Corp.  *                                                                       11
        1,400  Celgene Corp.  *                                                                      71
          500  Cepheid  *                                                                             7
        2,000  Cubist Pharmaceuticals, Inc.  *                                                       34
        1,400  Dyax Corp.  *                                                                          4
        1,000  Enzon Pharmaceuticals, Inc.  *                                                         8
          400  Genomic Health, Inc.  *                                                                7
        5,300  Genzyme Corp.  *                                                                     268
        3,200  Gilead Sciences, Inc.  *                                                             136
        3,000  Human Genome Sciences, Inc.  *                                                        56
        2,177  Immunogen, Inc.  *                                                                    15
       13,000  Incyte Corp.  *                                                                       77
          300  InterMune, Inc.  *                                                                     4
          700  Martek Biosciences Corp.  *                                                           13
          300  Medivation, Inc.  *                                                                    8
          800  Momenta Pharmaceuticals, Inc.  *                                                       7
          700  Myriad Genetics, Inc.  *                                                              17
          600  Myriad Pharmaceuticals, Inc.  *                                                        3
        1,200  NPS Pharmaceuticals, Inc.  *                                                           4
        2,100  OPKO Health, Inc.  *                                                                   5
          400  OSI Pharmaceuticals, Inc.  *                                                          13
        2,220  PDL BioPharma, Inc.                                                                   19
          400  Pharmasset, Inc.  *                                                                    7
          700  Protalix BioTherapeutics, Inc.  *                                                      7
        1,300  Regeneron Pharmaceuticals, Inc.  *                                                    20
          900  Sangamo Biosciences, Inc.  *                                                           5
          100  Savient Pharmaceuticals, Inc.  *                                                       1
          700  Seattle Genetics, Inc.  *                                                              6
          300  Theravance, Inc.  *                                                                    4
          400  United Therapeutics Corp.  *                                                          17
          800  ZymoGenetics, Inc.  *                                                                  4
                                                                                          ---------------
                                                                                                  1,656
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.0%)
          600  AmerisourceBergen Corp.                                                               13
          200  MWI Veterinary Supply, Inc.  *                                                         7
                                                                                          ---------------
                                                                                                     20
                                                                                          ---------------


================================================================================
15   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT (1.3%)
          900  Abaxis, Inc.  *                                                            $          20
        1,200  ABIOMED, Inc.  *                                                                      11
          800  Accuray, Inc.  *                                                                       5
          700  American Medical Systems Holdings, Inc.  *                                            11
        1,100  AngioDynamics, Inc.  *                                                                17
          800  Baxter International, Inc.                                                            43
          600  Beckman Coulter, Inc.                                                                 38
      173,600  Boston Scientific Corp.  *                                                         1,410
          700  Conceptus, Inc.  *                                                                    12
          600  CryoLife, Inc.  *                                                                      4
          600  Cyberonics, Inc.  *                                                                    9
        1,000  DexCom, Inc.  *                                                                        7
          200  Edwards Lifesciences Corp.  *                                                         15
        4,015  Greatbatch, Inc.  *                                                                   79
          300  Hospira, Inc.  *                                                                      13
          100  Intuitive Surgical, Inc.  *                                                           25
          505  Invacare Corp.                                                                        11
          700  IRIS International, Inc.  *                                                            7
          200  Kensey Nash Corp.  *                                                                   5
          600  Kinetic Concepts, Inc.  *                                                             20
          600  Masimo Corp.  *                                                                       16
        2,700  Medtronic, Inc.                                                                       96
          600  Natus Medical, Inc.  *                                                                 8
          500  NuVasive, Inc.  *                                                                     18
          300  Orthofix International N.V.  *                                                        10
        1,500  Orthovita, Inc.  *                                                                     5
          500  Palomar Medical Technologies, Inc.  *                                                  5
          600  ResMed, Inc.  *                                                                       29
          500  Somanetics Corp.  *                                                                    7
        1,400  St. Jude Medical, Inc.  *                                                             48
          100  Steris Corp.                                                                           3
          600  Stryker Corp.                                                                         28
          300  SurModics, Inc.  *                                                                     8
          700  Symmetry Medical, Inc.  *                                                              5
          500  Synovis Life Technologies, Inc.  *                                                     6
       12,900  Thoratec Corp.  *                                                                    339
          700  Varian Medical Systems, Inc.  *                                                       29
        1,100  Volcano Corp.  *                                                                      16
          400  ZOLL Medical Corp.  *                                                                  8
                                                                                          ---------------
                                                                                                  2,446
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.2%)
          900  AmSurg Corp.  *                                                                       19
          600  Community Health Systems, Inc.  *                                                     19
          200  Ensign Group, Inc.                                                                     3
        1,100  Hanger Orthopedic Group, Inc.  *                                                      15
          800  Health Management Associates, Inc. "A"  *                                              5
        1,800  HealthSouth Corp.  *                                                                  26
        7,079  Kindred Healthcare, Inc.  *                                                          104
          300  MedCath Corp.  *                                                                       2
          200  National Healthcare Corp.                                                              7
        2,600  Psychiatric Solutions, Inc.  *                                                        54
          400  Sun Healthcare Group, Inc.  *                                                          4
        1,400  Tenet Healthcare Corp.  *                                                              7
          262  U.S. Physical Therapy, Inc.  *                                                         4
                                                                                          ---------------
                                                                                                    269
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
          200  Air Methods Corp.  *                                                                   6
          700  Amedisys, Inc.  *                                                                     28
          400  Bio-Reference Laboratories, Inc.  *                                                   13
        3,300  Catalyst Health Solutions, Inc.  *                                                   104
          191  CorVel Corp.  *                                                                        5

================================================================================
                                                Portfolio of Investments  |   16

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          635  Cross Country Healthcare, Inc.  *                                          $           5
          100  Emergency Medical Services Corp. "A"  *                                                5
          400  Express Scripts, Inc.  *                                                              32
          900  Gentiva Health Services, Inc.  *                                                      22
          400  Healthways, Inc.  *                                                                    6
          300  HMS Holdings Corp.  *                                                                 13
          500  inVentiv Health, Inc.  *                                                               9
          300  IPC The Hospitalist Co., Inc.  *                                                       9
          200  Landauer, Inc.                                                                        10
          584  Lincare Holdings, Inc.  *                                                             18
        1,700  Medco Health Solutions, Inc.  *                                                       95
          700  Odyssey Healthcare, Inc.  *                                                           10
          700  Omnicare, Inc.                                                                        15
          500  Quest Diagnostics, Inc.                                                               28
          372  RehabCare Group, Inc.  *                                                               7
          496  ResCare, Inc.  *                                                                       6
                                                                                          ---------------
                                                                                                    446
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.1%)
        2,600  Align Technology, Inc.  *                                                             41
          600  Cooper Companies, Inc.                                                                17
          400  Haemonetics Corp.  *                                                                  21
          100  ICU Medical, Inc.  *                                                                   3
        3,600  Immucor Corp.  *                                                                      64
          600  Inverness Medical Innovations, Inc.  *                                                23
          400  Medical Action Industries, Inc.  *                                                     4
          600  Merit Medical Systems, Inc.  *                                                        10
          400  Neogen Corp.  *                                                                       13
        1,300  RTI Biologics, Inc.  *                                                                 5
          500  TranS1, Inc.  *                                                                        2
                                                                                          ---------------
                                                                                                    203
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
          600  Cerner Corp.  *                                                                       45
          400  Computer Programs and Systems, Inc.                                                   17
          200  Eclipsys Corp.  *                                                                      4
          800  IMS Health, Inc.                                                                      13
        1,400  Omnicell, Inc.  *                                                                     14
          700  Vital Images, Inc.  *                                                                  8
                                                                                          ---------------
                                                                                                    101
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
        2,400  Affymetrix, Inc.  *                                                                   13
        1,600  Bio-Rad Laboratories, Inc. "A"  *                                                    143
          800  Enzo Biochem, Inc.  *                                                                  4
          700  eResearch Technology, Inc.  *                                                          5
        2,500  Exelixis, Inc.  *                                                                     15
          500  Luminex Corp.  *                                                                       7
        1,100  Nektar Therapeutics  *                                                                 9
          300  Pharmaceutical Product Development, Inc.                                               7
        2,000  Sequenom, Inc.  *                                                                      6
          700  Waters Corp.  *                                                                       40
                                                                                          ---------------
                                                                                                    249
                                                                                          ---------------
               MANAGED HEALTH CARE (0.2%)
        1,315  Aetna, Inc.                                                                           34
          500  AMERIGROUP Corp.  *                                                                   11
          635  CIGNA Corp.                                                                           18
          730  Coventry Health Care, Inc.  *                                                         14
        1,010  HealthSpring, Inc.  *                                                                 14
          600  Humana, Inc.  *                                                                       23
          700  Magellan Health Services, Inc.  *                                                     22
        1,800  Molina Healthcare, Inc.  *                                                            34
          400  Triple-S Management Corp. "B"  *                                                       7
        2,100  UnitedHealth Group, Inc.                                                              55


================================================================================
17   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        1,000  WellPoint, Inc.  *                                                         $          47
                                                                                          ---------------
                                                                                                    279
                                                                                          ---------------
               PHARMACEUTICALS (3.1%)
        5,900  Abbott Laboratories                                                                  298
          500  Allergan, Inc.                                                                        28
          440  Biomimetic Therapeutics, Inc.  *                                                       5
          700  BMP Sunstone Corp.  *                                                                  3
       72,500  Bristol-Myers Squibb Co.                                                           1,580
          300  Cadence Pharmaceuticals, Inc.  *                                                       3
        1,100  DepoMed, Inc.  *                                                                       3
        2,200  Eli Lilly and Co.                                                                     75
          528  Endo Pharmaceuticals Holdings, Inc.  *                                                12
          600  Forest Laboratories, Inc.  *                                                          17
        1,300  Impax Laboratories, Inc.  *                                                           12
       10,600  Johnson & Johnson                                                                    626
        1,200  MAP Pharmaceuticals, Inc.  *                                                          10
       13,700  Medicines Co.  *                                                                      98
          415  Medicis Pharmaceutical Corp. "A"                                                       9
        4,000  Merck & Co., Inc.                                                                    124
        5,800  Mylan, Inc.  *                                                                        94
          600  Optimer Pharmaceuticals, Inc.  *                                                       7
       50,284  Pfizer, Inc.                                                                         856
          500  Pozen, Inc.  *                                                                         3
        1,300  Salix Pharmaceuticals Ltd.  *                                                         24
       66,000  Schering-Plough Corp.                                                              1,861
          376  Teva Pharmaceutical Industries Ltd. ADR                                               19
        2,984  Valeant Pharmaceuticals International  *                                              88
          800  ViroPharma, Inc.  *                                                                    6
        1,900  VIVUS, Inc.  *                                                                        15
          700  Watson Pharmaceuticals, Inc.  *                                                       24
                                                                                          ---------------
                                                                                                  5,900
                                                                                          ---------------
               Total Health Care                                                                 11,569
                                                                                          ---------------

               INDUSTRIALS (3.5%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
          200  AeroVironment, Inc.  *                                                                 5
          200  American Science and Engineering, Inc.                                                13
          500  Applied Signal Technology, Inc.                                                       10
          200  Argon ST, Inc.  *                                                                      4
        1,100  Boeing Co.                                                                            53
        2,200  Cubic Corp.                                                                           76
          200  DynCorp International, Inc. "A"  *                                                     3
          700  General Dynamics Corp.                                                                44
          600  Goodrich Corp.                                                                        33
          500  HEICO Corp.                                                                           19
          500  Herley Industries, Inc.  *                                                             6
          200  Hexcel Corp.  *                                                                        2
        1,600  Honeywell International, Inc.                                                         57
          800  ITT Corp.                                                                             41
        1,000  Lockheed Martin Corp.                                                                 69
       11,000  Northrop Grumman Corp.                                                               551
        7,300  Raytheon Co.                                                                         331
          700  Rockwell Collins, Inc.                                                                35
          710  Spirit AeroSystems Holdings, Inc. "A"  *                                              11
        1,400  TASER International, Inc.  *                                                           6
        1,400  United Technologies Corp.                                                             86
                                                                                          ---------------
                                                                                                  1,455
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.3%)
        5,100  FedEx Corp.                                                                          371
        3,600  United Parcel Service, Inc. "B"                                                      193


================================================================================
                                                Portfolio of Investments  |   18

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          800  UTi Worldwide, Inc.                                                        $          10
                                                                                          ---------------
                                                                                                    574
                                                                                          ---------------
               AIRLINES (0.1%)
        8,670  AirTran Holdings, Inc.  *                                                             37
        2,220  Alaska Air Group, Inc.  *                                                             57
        1,700  Allegiant Travel Co.  *                                                               64
          500  AMR Corp.  *                                                                           3
          300  Copa Holdings S.A. "A"                                                                13
        5,700  JetBlue Airways Corp.  *                                                              28
        3,800  UAL Corp.  *                                                                          25
        3,400  US Airways Group, Inc.  *                                                             10
                                                                                          ---------------
                                                                                                    237
                                                                                          ---------------
               BUILDING PRODUCTS (0.3%)
        1,200  AAON, Inc.                                                                            22
          233  American Woodmark Corp.                                                                5
        9,500  Armstrong World Industries, Inc.  *                                                  354
       10,487  Griffon Corp.  *                                                                      92
          500  Lennox International, Inc.                                                            17
          800  Quanex Building Products Corp.                                                        12
        1,212  Trex Co., Inc.  *                                                                     19
          500  USG Corp.  *                                                                           6
                                                                                          ---------------
                                                                                                    527
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)
        1,000  Cenveo, Inc.  *                                                                        7
          400  Courier Corp.                                                                          6
        5,610  Deluxe Corp.                                                                          80
        1,900  R.R. Donnelley & Sons Co.                                                             38
                                                                                          ---------------
                                                                                                    131
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
          600  AECOM Technology Corp.  *                                                             15
        2,422  Dycom Industries, Inc.  *                                                             24
          400  EMCOR Group, Inc.  *                                                                   9
        1,600  Fluor Corp.                                                                           71
          800  Furmanite Corp.  *                                                                     3
        1,500  Granite Construction, Inc.                                                            43
          800  Great Lakes Dredge & Dock Corp.                                                        5
          600  Jacobs Engineering Group, Inc.  *                                                     25
          800  KBR, Inc.                                                                             16
          100  Michael Baker Corp.  *                                                                 4
          600  Shaw Group, Inc.  *                                                                   15
          400  Sterling Construction Co., Inc.  *                                                     7
                                                                                          ---------------
                                                                                                    237
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
          500  Bucyrus International, Inc.                                                             22
        1,800  Caterpillar, Inc.                                                                       99
       10,260  Federal Signal Corp.                                                                    63
        4,200  Force Protection, Inc.  *                                                               18
          600  Joy Global, Inc.                                                                        30
          100  Lindsay Corp.                                                                            3
          500  Manitowoc Co., Inc.                                                                      5
          500  Navistar International Corp.  *                                                         17
          700  Oshkosh Corp.                                                                           22
          700  Trinity Industries, Inc.                                                                12
                                                                                          ---------------
                                                                                                      291
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
          800  Cintas Corp.                                                                            22
          800  Comfort Systems USA, Inc.                                                                9
          398  G & K Services, Inc. "A"                                                                 9


================================================================================
19   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          700  Mobile Mini, Inc.  *                                                       $          10
                                                                                          ---------------
                                                                                                     50
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
          900  A. O. Smith Corp.                                                                     36
        1,100  Advanced Battery Technology, Inc.  *                                                   4
        1,800  American Superconductor Corp.  *                                                      60
        1,100  Belden, Inc.                                                                          25
          500  Brady Corp. "A"                                                                       14
        3,800  Cooper Industries plc "A"                                                            147
        1,100  Emerson Electric Co.                                                                  41
          500  Encore Wire Corp.                                                                     10
        4,200  EnerSys  *                                                                            93
          333  Franklin Electric Co., Inc.                                                            9
        1,500  FuelCell Energy, Inc.  *                                                               5
          700  GT Solar International, Inc.  *                                                        4
          300  Harbin Electric, Inc.  *                                                               5
          200  Powell Industries, Inc.  *                                                             7
          100  Preformed Line Products Co.                                                            4
          955  SunPower Corp. "A"  *                                                                 24
          500  Thomas & Betts Corp.  *                                                               17
        1,400  Woodward Governor Co.                                                                 33
                                                                                          ---------------
                                                                                                    538
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
          493  ABM Industries, Inc.                                                                   9
       10,408  Energy Solutions, Inc.                                                                87
        1,300  Waste Management, Inc.                                                                39
                                                                                          ---------------
                                                                                                    135
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
        6,400  Capstone Turbine Corp.  *(a)                                                           7
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
          700  Kforce, Inc.  *                                                                        8
        1,200  Spherion Corp.  *                                                                      6
          900  TrueBlue, Inc.  *                                                                     11
        1,107  Watson Wyatt Worldwide, Inc. "A"                                                      48
                                                                                          ---------------
                                                                                                     73
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
        2,400  3M Co.                                                                               177
          600  Carlisle Companies, Inc.                                                              19
       68,800  General Electric Co.                                                                 981
        1,700  McDermott International, Inc.  *                                                      38
        2,900  Tredegar Corp.                                                                        39
                                                                                          ---------------
                                                                                                  1,254
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
          600  Altra Holdings, Inc.  *                                                                5
          300  Badger Meter, Inc.                                                                    11
        1,900  Blount International, Inc.  *                                                         17
        1,100  Briggs & Stratton Corp.                                                               21
          286  China Fire & Security Group, Inc.  *                                                   4
          200  CIRCOR International, Inc.                                                             5
        2,830  Crane Co.                                                                             79
          600  Flowserve Corp.                                                                       59
          379  Gorman-Rupp Co.                                                                        9
          555  Harsco Corp.                                                                          17
          600  John Bean Technologies Corp.                                                          10
          100  K-Tron International, Inc.  *                                                          9
          600  Kadant, Inc.  *                                                                        8
          400  Kaydon Corp.                                                                          14
          200  L.B. Foster Co. "A"  *                                                                 6
          219  Middleby Corp.  *                                                                     10


================================================================================
                                                Portfolio of Investments  |   20

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        3,500  Mueller Water Products, Inc. "A"                                           $          16
          200  Nordson Corp.                                                                         11
          100  Omega Flex, Inc.                                                                       2
          400  Pall Corp.                                                                            13
          700  RBC Bearings, Inc.  *                                                                 15
        1,254  Robbins & Myers, Inc.                                                                 29
          400  Sun Hydraulics Corp.                                                                   8
        2,420  Tennant Co.                                                                           64
          700  Timken Co.                                                                            15
          200  Watts Water Technologies, Inc. "A"                                                     6
                                                                                          ---------------
                                                                                                    463
                                                                                          ---------------
               MARINE (0.0%)
        1,300  Eagle Bulk Shipping, Inc.                                                              6
          500  Genco Shipping & Trading Ltd.                                                         10
          133  International Shipholding Corp.                                                        5
          600  Kirby Corp.  *                                                                        20
                                                                                          ---------------
                                                                                                     41
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
          400  Avery Dennison Corp.                                                                  14
        1,500  Herman Miller, Inc.                                                                   23
        1,205  Interface, Inc. "A"                                                                   10
          500  Kimball International, Inc. "B"                                                        4
          400  Pitney Bowes, Inc.                                                                    10
        4,900  Sykes Enterprises, Inc.  *                                                           116
                                                                                          ---------------
                                                                                                    177
                                                                                          ---------------
               RAILROADS (0.1%)
        1,400  CSX Corp.                                                                             59
          800  Union Pacific Corp.                                                                   44
                                                                                          ---------------
                                                                                                    103
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
          200  Advisory Board Co.  *                                                                  5
          500  Corporate Executive Board Co.                                                         12
          500  CRA International, Inc.  *                                                            12
          400  Equifax, Inc.                                                                         11
          400  Exponent, Inc.  *                                                                     11
          246  First Advantage Corp. "A"  *                                                           4
          600  FTI Consulting, Inc.  *                                                               25
        1,500  Navigant Consulting, Inc.  *                                                          21
                                                                                          ---------------
                                                                                                    101
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.0%)
          565  Brink's Co.                                                                           13
          400  GeoEye, Inc.  *                                                                       10
                                                                                          ---------------
                                                                                                     23
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
        1,000  Aircastle Ltd.                                                                         8
        2,000  Beacon Roofing Supply, Inc.  *                                                        29
          300  GATX Corp.                                                                             8
          700  Interline Brands, Inc.  *                                                             10
          193  Kaman Corp.                                                                            4
        1,100  Rush Enterprises, Inc. "A"  *                                                         12
          300  Watsco, Inc.                                                                          15
        1,900  WESCO International, Inc.  *                                                          49
                                                                                          ---------------
                                                                                                    135
                                                                                          ---------------
               TRUCKING (0.1%)
        1,800  Avis Budget Group, Inc.  *                                                            15
          400  Celadon Group, Inc.  *                                                                 4
          500  Dollar Thrifty Automotive Group, Inc.  *                                               9
          600  HeartLand Express, Inc.                                                                8


================================================================================
21   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          702  Knight Transportation, Inc.                                                $          11
          600  Marten Transport, Ltd.  *                                                             11
          600  Ryder System, Inc.                                                                    24
          600  Saia, Inc.  *                                                                          9
        1,452  Werner Enterprises, Inc.                                                              27
                                                                                          ---------------
                                                                                                    118
                                                                                          ---------------
               Total Industrials                                                                  6,670
                                                                                          ---------------

               INFORMATION TECHNOLOGY (10.1%)
               ------------------------------
               APPLICATION SOFTWARE (0.4%)
        1,039  Actuate Corp.  *                                                                       5
          800  Advent Software, Inc.  *                                                              31
        1,772  ANSYS, Inc.  *                                                                        72
        2,600  AsiaInfo Holdings, Inc.  *                                                            57
        1,300  Autodesk, Inc.  *                                                                     32
          300  Blackbaud, Inc.                                                                        7
          900  Bottomline Technologies, Inc.  *                                                      13
          100  Citrix Systems, Inc.  *                                                                4
        4,600  Compuware Corp.  *                                                                    33
          500  Concur Technologies, Inc.  *                                                          18
          100  Ebix, Inc.  *                                                                          6
        1,000  Epicor Software Corp.  *                                                               8
        1,300  Fair Isaac Corp.                                                                      26
          600  Henry Jack & Associates, Inc.                                                         14
          800  I2 Technologies, Inc.  *                                                              13
        1,600  Imation Corp.                                                                         14
        3,200  Informatica Corp.  *                                                                  68
          200  Interactive Intelligence, Inc.  *                                                      3
          600  Intuit, Inc.  *                                                                       17
          403  JDA Software Group, Inc.  *                                                            8
          500  Kenexa Corp.  *                                                                        6
          500  Manhattan Associates, Inc.  *                                                         11
          900  Mentor Graphics Corp.  *                                                               7
          100  MicroStrategy, Inc. "A"  *                                                             9
          800  NetScout Systems, Inc.  *                                                             10
          800  Parametric Technology Corp.  *                                                        12
          900  Pegasystems, Inc.                                                                     26
        1,200  S1 Corp.  *                                                                            7
        2,100  Salesforce.com, Inc.  *                                                              119
          600  SuccessFactors, Inc.  *                                                                9
          700  Symyx Technologies, Inc.  *                                                            4
          700  Synopsys, Inc.  *                                                                     15
          400  Taleo Corp. "A"  *                                                                     9
        1,500  TIBCO Software, Inc.  *                                                               13
        1,100  TiVo, Inc.  *                                                                         12
        1,200  Tyler Technologies, Inc.  *                                                           23
          900  Ultimate Software Group, Inc.  *                                                      23
                                                                                          ---------------
                                                                                                    764
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.4%)
        9,300  3Com Corp.  *                                                                         48
          800  Acme Packet, Inc.  *                                                                   8
       18,200  ADC Telecommunications, Inc.  *                                                      118
          500  ADTRAN, Inc.                                                                          12
          475  ARRIS Group, Inc.  *                                                                   5
          700  Aruba Networks, Inc.  *                                                                5
          700  Avocent Corp.  *                                                                      17
          184  Bel Fuse, Inc. "B"                                                                     3
          800  Bigband Networks, Inc.  *                                                              3
          200  Black Box Corp.                                                                        5
       12,600  Cisco Systems, Inc.  *                                                               288
          100  Comtech Telecommunications Corp.  *                                                    3
          300  EMS Technologies, Inc.  *                                                              5


================================================================================
                                                Portfolio of Investments  |   22

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        1,200  Harris Stratex Networks, Inc. "A"  *                                      $            8
          500  Infinera Corp.  *                                                                      4
          700  Ixia  *                                                                                5
        4,400  Juniper Networks, Inc.  *                                                            112
       41,600  Motorola, Inc.                                                                       356
          300  Oplink Communications, Inc.  *                                                         4
        1,200  Plantronics, Inc.                                                                     29
        3,300  Polycom, Inc.  *                                                                      71
        3,200  Powerwave Technologies, Inc.  *                                                        4
       30,900  QUALCOMM, Inc.                                                                     1,280
        2,400  Riverbed Technology, Inc.  *                                                          49
          700  SeaChange International, Inc.  *                                                       5
          900  ShoreTel, Inc.  *                                                                      6
        2,200  Starent Networks Corp.  *                                                             74
        4,200  Sycamore Networks, Inc.  *                                                            12
          900  Symmetricom, Inc.  *                                                                   4
          700  Tekelec  *                                                                            11
                                                                                          ---------------
                                                                                                  2,554
                                                                                          ---------------
               COMPUTER HARDWARE (2.0%)
        1,000  3PAR, Inc.  *                                                                          9
       11,600  Apple, Inc.  *                                                                     2,187
        3,900  Avid Technology, Inc.  *                                                              49
        2,100  Cray, Inc.  *                                                                         16
        3,100  Dell, Inc.  *                                                                         45
          600  Diebold, Inc.                                                                         18
        9,800  Hewlett-Packard Co.                                                                  465
        6,200  International Business Machines Corp.                                                748
          500  NCR Corp.  *                                                                           5
        2,400  Palm, Inc.  *                                                                         28
          400  Stratasys, Inc.  *                                                                     6
       23,800  Sun Microsystems, Inc.  *                                                            195
        1,000  Teradata Corp.  *                                                                     28
                                                                                          ---------------
                                                                                                  3,799
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
          300  Compellent Technologies, Inc.  *                                                       6
       85,800  EMC Corp.  *                                                                       1,413
          500  Lexmark International, Inc. "A"  *                                                    13
        7,500  NetApp, Inc.  *                                                                      203
        1,700  Netezza Corp.  *                                                                      16
          700  QLogic Corp.  *                                                                       12
          600  SanDisk Corp.  *                                                                      12
        3,600  Seagate Technology                                                                    50
        4,700  STEC, Inc.  *                                                                        100
        1,420  Synaptics, Inc.  *                                                                    32
        2,000  Western Digital Corp.  *                                                              67
                                                                                          ---------------
                                                                                                  1,924
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
          400  Alliance Data Systems Corp.  *                                                        22
        2,100  Automatic Data Processing, Inc.                                                       83
          720  Broadridge Financial Solutions, Inc.                                                  15
          200  Cass Information Systems, Inc.                                                         6
        1,600  Convergys Corp.  *                                                                    17
        1,265  CSG Systems International, Inc.  *                                                    21
          200  Euronet Worldwide, Inc.  *                                                             5
          800  Fidelity National Information Services, Inc.                                          17
       24,500  Global Cash Access Holdings, Inc.  *                                                 155
          400  Heartland Payment Systems, Inc.                                                        5
          600  Hewitt Associates, Inc. "A"  *                                                        21
          600  Lender Processing Services, Inc.                                                      24
          900  MasterCard, Inc. "A"                                                                 197
          600  NeuStar, Inc. "A"  *                                                                  14
          500  Online Resources Corp.  *                                                              3


================================================================================
23   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          100  Syntel, Inc.                                                              $            4
          200  TNS, Inc.  *                                                                           6
          600  Total System Services, Inc.                                                            9
        3,600  VeriFone Holdings, Inc.  *                                                            48
        4,800  Visa, Inc. "A"                                                                       364
          578  Wright Express Corp.  *                                                               16
                                                                                          ---------------
                                                                                                  1,052
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.1%)
        7,000  Corning, Inc.                                                                        102
          600  Dolby Laboratories, Inc. "A"  *                                                       25
          700  DTS, Inc.  *                                                                          20
          500  Littelfuse, Inc.  *                                                                   14
          400  Rogers Corp.  *                                                                       10
        1,300  Technitrol, Inc.                                                                      10
          582  Universal Display Corp.  *                                                             7
        8,000  Vishay Intertechnology, Inc.  *                                                       50
                                                                                          ---------------
                                                                                                    238
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
        5,700  Checkpoint Systems, Inc.  *                                                           77
          500  Cogent, Inc.  *                                                                        5
          600  Cognex Corp.                                                                          10
          700  Daktronics, Inc.                                                                       5
          600  Electro Scientific Industries, Inc.  *                                                 6
          700  FARO Technologies, Inc.  *                                                            11
          800  FLIR Systems, Inc.  *                                                                 22
          200  ICx Technologies, Inc.  *                                                              1
        2,300  L-1 Identity Solutions, Inc.  *                                                       14
          300  MTS Systems Corp.                                                                      8
          800  Newport Corp.  *                                                                       6
          700  OSI Systems, Inc.  *                                                                  14
                                                                                          ---------------
                                                                                                    179
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
          700  CTS Corp.                                                                              6
          704  Echelon Corp.  *                                                                      10
          700  Jabil Circuit, Inc.                                                                    9
          490  Maxwell Technologies, Inc.  *                                                          9
          400  Park Electrochemical Corp.                                                             9
        1,966  Sanmina-SCI Corp.  *                                                                  13
          900  TTM Technologies, Inc.  *                                                              9
                                                                                          ---------------
                                                                                                     65
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
          800  Activision Blizzard, Inc.  *                                                           9
        1,400  Electronic Arts, Inc.  *                                                              26
        5,700  Take-Two Interactive Software, Inc.  *                                                62
        4,100  THQ, Inc.  *                                                                          21
                                                                                          ---------------
                                                                                                    118
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
        2,700  Art Technology Group, Inc.  *                                                         11
          500  comScore, Inc.  *                                                                      8
          300  Constant Contact, Inc.  *                                                              5
          300  Dealertrack Holdings, Inc.  *                                                          5
          800  Digital River, Inc.  *                                                                18
        1,900  eBay, Inc.  *                                                                         42
        1,600  Google, Inc. "A"  *                                                                  858
        1,200  Internap Network Services Corp.  *                                                     4
          600  Internet Brands, Inc. "A"  *                                                           4
          800  Internet Capital Group, Inc.  *                                                        6
        1,000  J2 Global Communications, Inc.  *                                                     20
        1,000  Loopnet, Inc.  *                                                                       9
        1,000  ModusLink Global Solutions, Inc.  *                                                    8


================================================================================
                                                Portfolio of Investments  |   24

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        3,300  Move, Inc.  *                                                              $          7
        1,100  NIC, Inc.                                                                             10
           43  Open Text Corp.  *                                                                     1
          600  Perficient, Inc.  *                                                                    5
        1,500  Rackspace Hosting, Inc.  *                                                            25
          700  Sohu.com, Inc.  *                                                                     39
        1,200  Terremark Worldwide, Inc.  *                                                           8
        1,086  United Online, Inc.                                                                    9
        2,800  ValueClick, Inc.  *                                                                   27
        1,300  VeriSign, Inc.  *                                                                     30
          600  Vocus, Inc.  *                                                                        11
          400  WebMD Health Corp. "A"  *                                                             13
        2,000  Yahoo!, Inc.  *                                                                       32
                                                                                          ---------------
                                                                                                  1,215
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
        4,400  Accenture plc "A"                                                                    163
        2,862  Acxiom Corp.  *                                                                       33
        1,400  Amdocs Ltd.  *                                                                        35
        1,400  CIBER, Inc.  *                                                                         5
          600  Cognizant Technology Solutions Corp. "A"  *                                           23
          200  Forrester Research, Inc.  *                                                            5
        1,130  Gartner, Inc.  *                                                                      21
          800  Integral Systems, Inc.  *                                                              7
          600  ManTech International Corp. "A"  *                                                    27
          200  Maximus, Inc.                                                                          9
          300  NCI, Inc. "A"  *                                                                       8
          800  Ness Technologies, Inc.  *                                                             5
          500  RightNow Technologies, Inc.  *                                                         8
        1,000  Sapient Corp.  *                                                                       8
          700  SRA International, Inc. "A"  *                                                        13
          790  Unisys Corp.  *                                                                       23
                                                                                          ---------------
                                                                                                    393
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
        1,300  Advanced Energy Industries, Inc.  *                                                   16
        2,700  Amkor Technology, Inc.  *                                                             15
        1,400  Brooks Automation, Inc.  *                                                             10
          500  Cohu, Inc.                                                                             6
          200  Cymer, Inc.  *                                                                         7
        2,800  Entegris, Inc.  *                                                                     11
        1,700  KLA-Tencor Corp.                                                                      55
        1,400  Kulicke & Soffa Industries, Inc.  *                                                    6
          400  MEMC Electronic Materials, Inc.  *                                                     5
          600  Novellus Systems, Inc.  *                                                             12
        1,200  Photronics, Inc.  *                                                                    5
        2,300  Teradyne, Inc.  *                                                                     19
       12,700  Tessera Technologies, Inc.  *                                                        281
        2,500  Ultratech, Inc.  *                                                                    32
          600  Veeco Instruments, Inc.  *                                                            15
                                                                                          ---------------
                                                                                                    495
                                                                                          ---------------
               SEMICONDUCTORS (1.8%)
          500  Actel Corp.  *                                                                         6
          900  Advanced Analogic Technologies, Inc.  *                                                3
        2,800  Advanced Micro Devices, Inc.  *                                                       13
        1,400  ANADIGICS, Inc.  *                                                                     4
        1,100  Analog Devices, Inc.                                                                  28
        1,500  Applied Micro Circuits Corp.  *                                                       12
        3,100  Atmel Corp.  *                                                                        12
        5,700  Broadcom Corp. "A"  *                                                                152
          800  Ceva, Inc.  *                                                                          8
        1,400  Cirrus Logic, Inc.  *                                                                  7
          700  Cree, Inc.  *                                                                         29
          800  Cypress Semiconductor Corp.  *                                                         7


================================================================================
25   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
          800  Exar Corp.  *                                                              $           6
          700  Fairchild Semiconductor International, Inc.  *                                         5
        8,200  Integrated Device Technology, Inc.  *                                                 48
       35,700  Intel Corp.                                                                          682
          700  Intersil Corp. "A"                                                                     9
          500  IXYS Corp.  *                                                                          3
        1,500  Kopin Corp.  *                                                                         7
        2,900  Linear Technology Corp.                                                               75
        3,200  LSI Corp.  *                                                                          16
        3,700  Marvell Technology Group Ltd.  *                                                      51
        1,100  Maxim Integrated Products, Inc.                                                       18
          700  Micrel, Inc.                                                                           5
       27,100  Micron Technology, Inc.  *                                                           184
          100  NVE Corp.  *                                                                           4
        6,600  NVIDIA Corp.  *                                                                       79
        1,000  PMC-Sierra, Inc.  *                                                                    8
       11,400  RF Micro Devices, Inc.  *                                                             45
       13,094  Semtech Corp.  *                                                                     203
        1,300  Silicon Laboratories, Inc.  *                                                         54
       14,000  Skyworks Solutions, Inc.  *                                                          146
          400  Standard Microsystems Corp.  *                                                         8
          164  Supertex, Inc.  *                                                                      4
       61,700  Texas Instruments, Inc.                                                            1,447
        2,600  TriQuint Semiconductor, Inc.  *                                                       14
        1,700  Zoran Corp.  *                                                                        15
                                                                                          ---------------
                                                                                                  3,417
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.4%)
        3,500  Ariba, Inc.  *                                                                        41
        1,300  BMC Software, Inc.  *                                                                 48
        1,600  CA, Inc.                                                                              33
          200  CommVault Systems, Inc.  *                                                             4
          800  DemandTec, Inc.  *                                                                     7
          800  FalconStor Software, Inc.  *                                                           3
          700  MICROS Systems, Inc.  *                                                               19
       34,700  Microsoft Corp.                                                                      962
        2,500  Novell, Inc.  *                                                                       10
          500  Opnet Technologies, Inc.                                                               5
       15,000  Oracle Corp.                                                                         317
       16,100  Red Hat, Inc.  *                                                                     416
        1,200  SonicWALL, Inc.  *                                                                    10
          400  Sourcefire, Inc.  *                                                                    8
        1,100  Sybase, Inc.  *                                                                       44
       36,200  Symantec Corp.  *                                                                    636
          800  VMware, Inc. "A"  *                                                                   31
          500  Websense, Inc.  *                                                                      8
                                                                                          ---------------
                                                                                                  2,602
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.1%)
          500  Avnet, Inc.  *                                                                        12
        2,800  Brightpoint, Inc.  *                                                                  21
          400  Electro Rent Corp.                                                                     4
          800  Ingram Micro, Inc. "A"  *                                                             14
          900  Insight Enterprises, Inc.  *                                                           9
        2,200  SYNNEX Corp.  *                                                                       57
          700  Tech Data Corp.  *                                                                    27
                                                                                          ---------------
                                                                                                    144
                                                                                          ---------------
               Total Information Technology                                                      18,959
                                                                                          ---------------

               MATERIALS (1.9%)
               ----------------
               ALUMINUM (0.1%)
        5,500  Alcoa, Inc.                                                                           68


================================================================================
                                                Portfolio of Investments  |   26

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        6,400  Century Aluminum Co.  *                                                    $          56
                                                                                          ---------------
                                                                                                    124
                                                                                          ---------------
               COMMODITY CHEMICALS (0.1%)
          600  Spartech Corp.                                                                         5
        5,549  Westlake Chemical Corp.                                                              135
                                                                                          ---------------
                                                                                                    140
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
        3,000  Cabot Corp.                                                                           66
       22,500  Dow Chemical Co.                                                                     528
        1,400  E.I. du Pont de Nemours & Co.                                                         45
          600  Eastman Chemical Co.                                                                  32
          900  Huntsman Corp.                                                                         7
          404  LSB Industries, Inc.  *                                                                5
          500  Solutia, Inc.  *                                                                       5
                                                                                          ---------------
                                                                                                    688
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
          300  Compass Minerals International, Inc.                                                  19
        1,900  Freeport-McMoRan Copper & Gold, Inc.  *                                              139
          900  Horsehead Holding Corp.  *                                                             8
          400  Southern Copper Corp.                                                                 13
        1,400  Walter Industries, Inc.                                                               82
                                                                                          ---------------
                                                                                                    261
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
        2,900  CF Industries Holdings, Inc.                                                         242
          600  Intrepid Potash, Inc.  *                                                              16
        3,500  Monsanto Co.                                                                         235
        1,400  Mosaic Co.                                                                            65
          600  Scotts Miracle-Gro Co. "A"                                                            24
        7,400  Terra Industries, Inc.                                                               235
                                                                                          ---------------
                                                                                                    817
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
          100  Deltic Timber Corp.                                                                    5
        2,300  Louisiana-Pacific Corp.  *                                                            12
        1,300  Weyerhaeuser Co.                                                                      47
                                                                                          ---------------
                                                                                                     64
                                                                                          ---------------
               GOLD (0.4%)
        1,100  Allied Nevada Gold Corp.  *                                                           11
       14,500  Newmont Mining Corp.                                                                 630
          300  Royal Gold, Inc.                                                                      13
                                                                                          ---------------
                                                                                                    654
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.0%)
          200  AEP Industries, Inc.  *                                                                7
          500  AptarGroup, Inc.                                                                      18
          400  BWAY Holding Co.  *                                                                    7
          600  Myers Industries, Inc.                                                                 5
          825  Pactiv Corp.  *                                                                       19
                                                                                          ---------------
                                                                                                     56
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
          400  Bemis Co., Inc.                                                                       10
          700  Sealed Air Corp.                                                                      14
          600  Sonoco Products Co.                                                                   16
                                                                                          ---------------
                                                                                                     40
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
          800  Buckeye Technologies, Inc.  *                                                          7
          200  Clearwater Paper Corp.  *                                                              9
          600  Domtar Corp.  *                                                                       25
          700  Glatfelter                                                                             7


================================================================================
27   |  USAA First Start Growth Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         1,300  International Paper Co.                                                    $         29
          860  Schweitzer-Mauduit International, Inc.                                                45
        1,400  Wausau Paper Corp.                                                                    12
                                                                                          ---------------
                                                                                                    134
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.1%)
        1,600  Coeur d'Alene Mines Corp.  *                                                          32
        5,000  Hecla Mining Co.  *                                                                   20
       13,800  Stillwater Mining Co.  *                                                              86
                                                                                          ---------------
                                                                                                    138
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
          505  A. Schulman, Inc.                                                                      9
          500  Balchem Corp.                                                                         14
          200  Cytec Industries, Inc.                                                                 7
        1,400  H.B. Fuller Co.                                                                       27
          500  Innospec, Inc.                                                                         6
          600  Lubrizol Corp.                                                                        40
          400  Newmarket Corp.                                                                       37
        2,000  PolyOne Corp.  *                                                                      11
          400  Sensient Technologies Corp.                                                           10
          700  Sigma-Aldrich Corp.                                                                   36
          100  Stepan Co.                                                                             6
          600  Valspar Corp.                                                                         15
                                                                                          ---------------
                                                                                                    218
                                                                                          ---------------
               STEEL (0.1%)
          500  Cliffs Natural Resources, Inc.                                                        18
        1,500  Nucor Corp.                                                                           60
        7,635  Worthington Industries, Inc.                                                          84
                                                                                          ---------------
                                                                                                    162
                                                                                          ---------------
               Total Materials                                                                    3,496
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.3%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
          100  Clearwire Corp. "A"  *                                                                 1
        4,131  Cogent Communications Group, Inc.  *                                                  42
        1,800  Global Crossing Ltd.  *                                                               21
        2,600  PAETEC Holding Corp.  *                                                                8
        8,100  Premiere Global Services, Inc.  *                                                     60
                                                                                          ---------------
                                                                                                    132
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
        1,400  Alaska Communications Systems Group, Inc.                                             11
       49,300  AT&T, Inc.                                                                         1,266
          100  Atlantic Tele-Network, Inc.                                                            5
        1,800  Cbeyond, Inc.  *                                                                      24
          600  CenturyTel, Inc.                                                                      20
        4,700  Cincinnati Bell, Inc.  *                                                              14
          800  General Communication, Inc. "A"  *                                                     5
       10,400  Qwest Communications International, Inc.                                              37
       79,700  Verizon Communications, Inc.                                                       2,358
                                                                                          ---------------
                                                                                                  3,740
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        1,300  American Tower Corp. "A"  *                                                           48
        2,500  Centennial Communications Corp.  *                                                    21
          400  Leap Wireless International, Inc.  *                                                   5
        1,515  NII Holdings, Inc. "B"  *                                                             41
          400  NTELOS Holdings Corp.                                                                  6
          300  Shenandoah Telecommunications Co.                                                      5
       20,100  Sprint Nextel Corp.  *                                                                59
        5,200  Syniverse Holdings, Inc.  *                                                           89
          700  Telephone & Data Systems, Inc.                                                        21


================================================================================
                                                Portfolio of Investments  |   28

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        4,147  U.S. Cellular Corp.  *                                                     $         152
        7,700  USA Mobility, Inc.                                                                    84
                                                                                          ---------------
                                                                                                    531
                                                                                          ---------------
               Total Telecommunication Services                                                   4,403
                                                                                          ---------------

               UTILITIES (1.6%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
        3,000  American Electric Power Co., Inc.                                                     91
          400  Cleco Corp.                                                                           10
        1,000  DPL, Inc.                                                                             25
       21,500  Duke Energy Corp.                                                                    340
        1,200  El Paso Electric Co.  *                                                               22
        1,400  Exelon Corp.                                                                          66
        2,800  FirstEnergy Corp.                                                                    121
        5,600  FPL Group, Inc.                                                                      275
          700  Great Plains Energy, Inc.                                                             12
          594  Hawaiian Electric Industries, Inc.                                                    11
          900  MGE Energy, Inc.                                                                      32
          500  Portland General Electric Co.                                                          9
        1,600  PPL Corp.                                                                             47
        2,000  Southern Co.                                                                          62
                                                                                          ---------------
                                                                                                  1,123
                                                                                          ---------------
               GAS UTILITIES (0.1%)
          300  Chesapeake Utilities Corp.                                                             9
        2,100  New Jersey Resources Corp.                                                            74
          500  Nicor, Inc.                                                                           19
        1,600  Northwest Natural Gas Co.                                                             67
        1,600  Southwest Gas Corp.                                                                   40
          700  UGI Corp.                                                                             17
                                                                                          ---------------
                                                                                                    226
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        2,100  AES Corp.  *                                                                          27
        1,495  Mirant Corp.  *                                                                       21
        6,800  NRG Energy, Inc.  *                                                                  156
          500  Ormat Technologies, Inc.                                                              19
        1,100  RRI Energy, Inc.  *                                                                    6
                                                                                          ---------------
                                                                                                    229
                                                                                          ---------------
               MULTI-UTILITIES (0.7%)
          500  Avista Corp.                                                                           9
          700  Black Hills Corp.                                                                     17
        2,457  CH Energy Group, Inc.                                                                102
          800  Dominion Resources, Inc.                                                              27
          800  DTE Energy Co.                                                                        30
        1,600  NorthWestern Corp.                                                                    39
        2,700  PG&E Corp.                                                                           110
        6,300  PNM Resources, Inc.                                                                   67
       31,800  Public Service Enterprise Group, Inc.                                                948
          600  Sempra Energy                                                                         31
          900  TECO Energy, Inc.                                                                     13
                                                                                          ---------------
                                                                                                  1,393
                                                                                          ---------------
               WATER UTILITIES (0.1%)
        1,300  California Water Service Group                                                        48
          300  Connecticut Water Service, Inc.                                                       7
          600  Middlesex Water Co.                                                                    9
          600  SJW Corp.                                                                             13
                                                                                          ---------------
                                                                                                     77
                                                                                          ---------------
               Total Utilities                                                                    3,048
                                                                                          ---------------
               Total Common Stocks (cost: $92,545)                                               90,359
                                                                                          ---------------


================================================================================
29   |  USAA First Start Growth Fund

================================================================================


 PRINCIPAL
 AMOUNT                                                                                            MARKET
 $(000)/                                                                                            VALUE
 SHARES        SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (1.1%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
       10,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (d)                                                                        $         708
                                                                                          ---------------
               PERSONAL PRODUCTS (0.0%)
          300  Revlon, Inc., 12.75%  *(c)                                                             2
                                                                                          ---------------
               Total Consumer Staples                                                               710
                                                                                          ---------------

               FINANCIALS (0.7%)
               -----------------
               LIFE & HEALTH INSURANCE (0.4%)
       15,000  Delphi Financial Group, Inc., 7.38%, perpetual                                       261
       25,000  Delphi Financial Group, Inc., 8.00%                                                  583
                                                                                          ---------------
                                                                                                    844
                                                                                          ---------------
               REINSURANCE (0.3%)
          500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual  *                                25
         $680  Swiss Re Capital I LP, 6.85%, perpetual  (d)                                         524
                                                                                          ---------------
                                                                                                    549
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
        1,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual
               *                                                                                      7
                                                                                          ---------------
               Total Financials                                                                   1,400
                                                                                          ---------------

               GOVERNMENT (0.0%)
               -----------------

               U.S. GOVERNMENT (0.0%)
       20,000  Fannie Mae, 8.25%, perpetual  *                                                       23
       10,000  Freddie Mac, 8.38%, perpetual  *                                                      11
                                                                                          ---------------
               Total Government                                                                      34
                                                                                          ---------------
               Total Preferred Securities (cost: $3,469)                                          2,144
                                                                                          ---------------


               WARRANTS (0.0%)

               ENERGY (0.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
           20  GreenHunter Energy, Inc., acquired 7/15/2008; cost $0  *(b),(c)                       --
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (6.4%)
      225,943  iShares MSCI EAFE Index Fund  (cost:  $15,410)                                    12,043
                                                                                          ---------------
               Total Equity Securities
               (cost: $111,424)                                                                 104,546
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   30

================================================================================


 PRINCIPAL                                                                                       MARKET
 AMOUNT                                                   COUPON                                  VALUE
 (000)         SECURITY                                     RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------


               BONDS (38.6%)

               CORPORATE OBLIGATIONS (19.8%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
$         250  Kellwood Co.                                7.63%        10/15/2017          $        88
                                                                                          ---------------

               CONSUMER STAPLES (0.4%)
               -----------------------
               DRUG RETAIL (0.4%)
        1,000  CVS Caremark Corp. (e)                      6.30          6/01/2037                  861
                                                                                          ---------------

               ENERGY (0.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
        1,000  Enbridge Energy Partners, LP (e)            8.05         10/01/2037                  939
                                                                                          ---------------

               FINANCIALS (16.3%)
               ------------------
               CONSUMER FINANCE (1.0%)
          500  American Express Co. (e)                    6.80          9/01/2066                  442
          611  Capital One Financial Corp. (e)             7.69          8/15/2036                  533
        1,000  General Motors Acceptance Corp., LLC (e)    6.75         12/01/2014                  908
                                                                                          ---------------
                                                                                                  1,883
                                                                                          ---------------
               DIVERSIFIED BANKS (1.5%)
        1,000  First Tennessee Bank, N.A. (e)              5.65          4/01/2016                  870
        1,000  Manufacturers & Traders Trust Co. (e)       5.63         12/01/2021                  809
        1,000  USB Realty Corp. (d),(e)                    6.09                  -(f)               703
          500  Wachovia Capital Trust III                  5.80                  -(f)               363
                                                                                          ---------------
                                                                                                  2,745
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
          500  Brascan Corp. (e)                           7.13          6/15/2012                  511
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.0%)
        1,000  First Republic Bank Corp. (e)               7.75          9/15/2012                1,099
        1,000  Goldman Sachs Capital II                    5.79                  -(f)               749
                                                                                          ---------------
                                                                                                  1,848
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.6%)
        1,000  Great-West Life & Annuity Insurance Co.
                    (d),(e)                               7.15           5/16/2046                  845
        1,250  Lincoln National Corp. (e)                  7.00          5/17/2066                1,038
          500  Prudential Financial, Inc. (e)              8.88          6/15/2038                  536
        1,000  StanCorp Financial Group, Inc. (e)          6.90          6/01/2067                  671
                                                                                          ---------------
                                                                                                  3,090
                                                                                          ---------------
               MULTI-LINE INSURANCE (2.1%)
        1,232  Genworth Financial, Inc. (e)                6.15         11/15/2066                  835
        1,000  Glen Meadow (d),(e)                         6.51          2/12/2067                  767
        1,925  ILFC E-Capital Trust I (d)                  5.90         12/21/2065                  924
        1,000  Oil Casualty Insurance Ltd. (d),(e)         8.00          9/15/2034                  667
        1,000  Oil Insurance Ltd. (d),(e)                  7.56                  -(f)               708
                                                                                          ---------------
                                                                                                  3,901
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.3%)
          500  Leucadia National Corp. (e)                 7.00          8/15/2013                  508
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
        1,000  General Electric Capital Corp. (e)          6.38         11/15/2067                  869
                                                                                          ---------------


================================================================================
31   |  USAA First Start Growth Fund

================================================================================


 PRINCIPAL                                                                                       MARKET
 AMOUNT                                                   COUPON                                  VALUE
 (000)         SECURITY                                     RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (1.4%)
$         500  Fund American Companies, Inc. (e)           5.88%         5/15/2013         $        494
          500  Liberty Mutual Group, Inc. (e)              7.30          6/15/2014                  503
          500  MBIA Insurance Co. (d),(e)                 14.00          1/15/2033                  222
        1,000  Progressive Corp. (e)                       6.70          6/15/2037                  877
          500  Travelers Companies, Inc. (e)               6.25          3/15/2037                  451
                                                                                          ---------------
                                                                                                  2,547
                                                                                          ---------------
               REGIONAL BANKS (2.9%)
        1,000  Fifth Third Capital Trust IV (e)            6.50          4/15/2037                  723
        1,000  Fulton Capital Trust I (e)                  6.29          2/01/2036                  606
        1,000  Huntington Capital III (e)                  6.65          5/15/2037                  600
          500  National City Preferred Capital Trust I
                    (e)                                   12.00                  -(f)               574
          645  PNC Preferred Funding Trust (d),(e)         6.52                  -(f)               456
          500  Regions Financing Trust II (e)              6.63          5/15/2047                  317
          400  Susquehanna Bancshares, Inc. (e)            2.30 (g)      5/01/2014                  245
        1,000  TCF National Bank (e)                       5.50          2/01/2016                  841
        1,200  Webster Capital Trust IV (e)                7.65          6/15/2037                  750
          500  Zions Bancorp (e)                           5.50         11/16/2015                  391
                                                                                          ---------------
                                                                                                  5,503
                                                                                          ---------------
               REITS - DIVERSIFIED (0.5%)
        1,000  Washington REIT (e)                         5.25          1/15/2014                  963
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
          500  ProLogis (e)                                2.25          4/01/2037                  461
                                                                                          ---------------
               REITS - OFFICE (0.2%)
          500  Brandywine Operating Partnership, LP (e)    5.70          5/01/2017                  452
                                                                                          ---------------
               REITS - RETAIL (1.3%)
        1,000  Developers Diversified Realty Corp. (e)     3.50          8/15/2011                  932
          500  New Plan Excel Realty Trust, Inc. (e)       5.13          9/15/2012                  363
          500  New Plan Excel Realty Trust, Inc. (e)       4.50          2/01/2011                  421
          577  New Plan Excel Realty Trust, Inc.,
                    acquired 2/20/2009; cost $196 (b)      7.68         11/02/2026                  267
          500  Rouse Co., LP (d), (h)                      6.75          5/01/2013                  447
                                                                                          ---------------
                                                                                                  2,430
                                                                                          ---------------
               REITS - SPECIALIZED (0.4%)
          850  Ventas Realty, LP                           6.75          4/01/2017                  820
                                                                                          ---------------
               SPECIALIZED FINANCE (0.7%)
        2,000  Financial Security Assurance Holdings
                    Ltd. (d),(e)                           6.40         12/15/2066                1,230
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
          870  Sovereign Bank (e)                          2.11 (g)      4/01/2014                  841
          500  Washington Mutual Preferred Funding Trust
                    I (d),(h)                              6.53                  -(f)                 4
                                                                                          ---------------
                                                                                                    845
                                                                                          ---------------
               Total Financials                                                                  30,606
                                                                                          ---------------

               INDUSTRIALS (0.2%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.2%)
          500  Textron Financial Corp. (d),(e)             6.00          2/15/2067                  336
                                                                                          ---------------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
          500  Falconbridge Ltd. (e)                       7.35          6/05/2012                  538
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   32

================================================================================


 PRINCIPAL                                                                                       MARKET
 AMOUNT                                                   COUPON                                  VALUE
 (000)         SECURITY                                     RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               UTILITIES (2.1%)
               ----------------
               ELECTRIC UTILITIES (1.1%)
$       1,000  Monongahela Power Co. (e)                   7.36%         1/15/2010         $      1,009
          188  Oglethorpe Power Corp. (e)                  6.97          6/30/2011                  191
           60  Power Contract Financing, LLC (d)           6.26          2/01/2010                   60
        1,000  PPL Capital Funding, Inc. (e)               6.70          3/30/2067                  861
                                                                                          ---------------
                                                                                                  2,121
                                                                                          ---------------
               GAS UTILITIES (0.2%)
          500  Southern Union Co. (e)                      7.20         11/01/2066                  412
                                                                                          ---------------
               MULTI-UTILITIES (0.8%)
        1,000  Dominion Resources, Inc.                    7.50          6/30/2066                  981
          500  Puget Sound Energy, Inc.                    6.97          6/01/2067                  439
                                                                                          ---------------
                                                                                                  1,420
                                                                                          ---------------
               Total Utilities                                                                    3,953
                                                                                          ---------------
               Total Corporate Obligations(cost: $33,298)                                        37,321
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.6%)

               ENERGY (0.6%)
               -------------
               INTEGRATED OIL & GAS (0.6%)
          150  PEMEX Finance Ltd.                          9.03          2/15/2011                  155
        1,000  Trans-Canada Pipelines Ltd.                 6.35          5/15/2067                  932
                                                                                          ---------------
               Total Energy                                                                       1,087
                                                                                          ---------------

               FINANCIALS (2.8%)
               -----------------
               DIVERSIFIED BANKS (0.6%)
          500  BayernLB Capital Trust I                    6.20                  -(f)               210
          500  BNP Paribas Capital Trust (d)               9.00                  -(f)               498
        1,000  BOI Capital Funding Number 3, LP (d),(e)    6.11                  -(f)               455
          500  Landsbanki Islands hf, acquired
                    10/12/2007; cost $500 (b),(d),(h)      7.43                  -(f)                --
                                                                                          ---------------
                                                                                                  1,163
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.5%)
        1,000  UBS Preferred Funding Trust I               8.62                  -(f)               930
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
        1,000  ING Capital Funding Trust III (e)           8.44                  -(f)               857
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
          500  Allied World Assurance Holdings Ltd. (e)    7.50          8/01/2016                  522
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
        1,000  Glitnir Banki hf, acquired 9/11/2006 and
                    10/18/2006; cost $1,017 (b),(d),(h)    7.45                  -(f)                 1
          500  Unicredito Italiano Capital Trust II (d)    9.20                  -(f)               480
                                                                                          ---------------
                                                                                                    481
                                                                                          ---------------
               REINSURANCE (0.5%)
          500  Max USA Holdings Ltd. (d),(e)               7.20          4/14/2017                  416
          500  Platinum Underwriters Finance, Inc. (e)     7.50          6/01/2017                  481
                                                                                          ---------------
                                                                                                    897
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
          500  QBE Capital Funding II, LP (d),(e)          6.80                  -(f)               407
                                                                                          ---------------
               Total Financials                                                                   5,257
                                                                                          ---------------

================================================================================
33   |  USAA First Start Growth Fund

================================================================================


 PRINCIPAL                                                                                       MARKET
 AMOUNT                                                   COUPON                                  VALUE
 (000)         SECURITY                                     RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED METALS & MINING (0.2%)
$         500  Glencore Finance S.A.                       8.00%                 -(f)      $        473
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $8,844)                              6,817
                                                                                          ---------------

               ASSET-BACKED SECURITIES (5.9%)

               FINANCIALS (5.9%)
               -----------------
               ASSET-BACKED FINANCING (5.9%)
          120  Aerco Ltd. (d),(e)                          0.77 (g)      7/15/2025                  120
        1,000  AESOP Funding II, LLC (d),(e)               0.47 (g)      3/20/2012                  951
          500  AESOP Funding II, LLC (d),(e)               9.31         10/20/2013                  552
          425  American Express Credit Account Master
                    Trust (e)                              0.52 (g)      9/15/2014                  401
          500  American Express Credit Account Master
                    Trust (d),(e)                          0.60 (g)      9/15/2016                  459
          500  Banc of America Securities Auto Trust (e)   5.51          2/19/2013                  500
          500  Bank of America Credit Card Trust (e)       0.54 (g)      6/15/2014                  465
          500  Bank One Issuance Trust (e)                 4.77          2/16/2016                  500
        1,000  Bank One Issuance Trust (e)                 1.05 (g)      2/15/2017                  918
          246  Capital One Auto Finance Trust (INS)(e)     4.71          6/15/2012                  249
          500  Citibank Credit Card Issuance Trust (e)     6.30 (g)      6/20/2014                  517
          500  CPS Auto Receivables Trust (INS)(e)         6.48          7/15/2013                  506
           43  Credit Acceptance Auto Dealer Loan Trust
                    (e)                                    6.16          4/15/2013                   43
        1,000  GE Capital Credit Card Master Note Trust
                    (e)                                    0.52 (g)      3/15/2013                  984
        1,000  HSBC Private Label Credit Card Master
                    Note Trust                             0.36 (g)     12/16/2013                  995
          500  MBNA Master Credit Card Note Trust (e)      6.80          7/15/2014                  521
          500  Rental Car Finance Corp. (d)                0.38 (g)      7/25/2013                  430
          500  Triad Automobile Receivables Owners
                    Trust                                  5.43          7/14/2014                  500
          866  Trinity Rail Leasing, LP (d)                5.90          5/14/2036                  800
          197  USXL Funding, LLC (INS)(d)                  5.38 (g)      4/15/2014                  197
          500  WFS Financial Owner Trust (e)               4.76          5/17/2013                  505
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $10,032)                                      11,113
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (8.7%)

               FINANCIALS (8.7%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (8.7%)
        1,140  Banc of America Commercial Mortgage Trust
                    (e)                                    5.81 (g)      7/10/2044                  877
          500  Bear Stearns Commercial Mortgage
                    Securities, Inc. (e)                   5.69          6/11/2050                  464
        1,000  Commercial Mortgage Loan Trust (e)          6.22 (g)     12/10/2049                  720
        1,000  Credit Suisse Commercial Mortgage Trust     6.42 (g)      2/15/2041                  821
          745  Credit Suisse First Boston Mortgage
                    Securities Corp. (e)                   5.10          8/15/2038                  566
        1,000  GE Capital Commercial Mortgage Corp. (e)    6.07          6/10/2038                1,016
        1,000  GE Capital Commercial Mortgage Corp. (e)    5.61         12/10/2049                  637
          500  GMAC Commercial Mortgage Securities, Inc.
                    (e)                                    4.75          5/10/2043                  436
          307  Government Lease Trust (d)                  6.48          5/18/2011                  317
          668  GS Mortgage Securities Corp. II (e)         4.30          1/10/2040                  682
        1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (e)                   4.82          9/12/2037                1,007
        1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (e)                   5.49 (g)      4/15/2043                1,050
          500  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (e)                   5.81          6/12/2043                  482


================================================================================
                                                Portfolio of Investments  |   34

================================================================================


 PRINCIPAL                                                                                       MARKET
 AMOUNT                                                   COUPON                                  VALUE
 (000)         SECURITY                                     RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$         500  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (c)                  5.33%        12/15/2044         $         291
        1,000  LB-UBS Commercial Mortgage Trust (e)        4.85          9/15/2031                1,021
          500  Merrill Lynch Mortgage Trust (e)            5.83 (g)      6/12/2050                  419
        1,000  Merrill Lynch Mortgage Trust (e)            5.69          2/12/2051                  826
        1,000  ML-CFC Commercial Mortgage Trust            5.42          8/12/2048                  632
          500  ML-CFC Commercial Mortgage Trust            6.16          8/12/2049                  365
          232  ML-CFC Commercial Mortgage Trust            5.70          9/12/2049                  184
        1,000  Morgan Stanley Capital I, Inc. (e)          5.56 (g)      3/12/2044                1,051
          860  Morgan Stanley Capital I, Inc.              5.81         12/12/2049                  777
        1,000  Prudential Mortgage Capital Funding, LLC
                    (e)                                   6.76          5/10/2034                 1,039
          655  Wachovia Bank Commercial Mortgage Trust     5.42          1/15/2045                  607
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $14,864)                               16,287
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.6%)
               Notes (0.6%)
          100  1.00%, 7/31/2011                                                                     100
        1,000  3.63%, 8/15/2019                                                                   1,020
                                                                                          ---------------
               Total U.S. Treasury Securities(cost: $1,109)                                       1,120
                                                                                          ---------------
               Total
               Bonds
               (cost: $68,147)                                                                   72,658
                                                                                          ---------------

 NUMBER
 OF SHARES
 (000)
 ----------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (5.5%)

               MONEY MARKET FUNDS (5.5%)
     10,319,169 State Street Institutional Liquid
                Reserve Fund, 0.25%(i)   (cost:  $10,319)                                        10,319
                                                                                          ---------------

 PRINCIPAL
 AMOUNT
 (000)
 ----------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.4%)

               REPURCHASE AGREEMENTS (0.0%)
$          51  Credit Suisse First Boston LLC, 0.07%, acquired on 10/30/2009 and due
                    11/02/2009 at $51 (collateralized by $55 of Freddie Mac(j), 0.18%(k), due
                    4/26/2010; market value $55)                                                     51
                                                                                                     --


================================================================================
35   |  USAA First Start Growth Fund

================================================================================


                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.4%)
      619,849  BlackRock Liquidity Funds TempFund, 0.18%(i)                               $         620
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned
               (cost: $671)                                                                         671
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $190,561)                                      $        188,194
                                                                                          ===============

 NUMBER
 OF
 CONTRACTS
 ----------------------------------------------------------------------------------------------------------


               PURCHASED OPTIONS (0.5%)
          316  Put - On Russell 2000 Index expiring November 21, 2009 at 560                        528
          324  Put - On S&P 500 Index expiring November 21, 2009 at 975                             337
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
               (COST: $587)                                                            $            865
                                                                                          ===============


               WRITTEN OPTIONS (0.2%)
         (316) Call - On Russell 2000 Index expiring November 21, 2009 at 630                       (33)
         (324) Call - On S&P 500 Index expiring November 21, 2009 at 1090                          (165)
         (316) Put - On Russell 2000 Index expiring November 21, 2009 at 500                       (114)
         (324) Put - On S&P 500 Index expiring November 21, 2009 at 850                             (71)
                                                                                          ---------------


               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $1,084)                                            $            (383)
                                                                                          ===============


================================================================================
                                                Portfolio of Investments  |   36

================================================================================



($ IN 000S)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS       OBSERVABLE        INPUTS
                                           FOR IDENTICAL      INPUTS
ASSETS                                        ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $        90,359 $             -- $            -- $       90,359
  PREFERRED SECURITIES                                601            1,541               2          2,144
  WARRANTS                                             --               --              --             --
  EXCHANGE-TRADED FUNDS                            12,043               --              --         12,043
BONDS:
  CORPORATE OBLIGATIONS                                --           37,321              --         37,321
  EURODOLLAR AND YANKEE OBLIGATIONS                    --            6,817              --          6,817
  ASSET-BACKED SECURITIES                              --           11,113              --         11,113
  COMMERCIAL MORTGAGE SECURITIES                       --           16,287              --         16,287
  U.S. TREASURY SECURITIES                             --            1,120              --          1,120
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                               10,319               --              --         10,319
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  REPURCHASE AGREEMENTS                                --               51              --             51
  MONEY MARKET FUNDS                                  620               --              --            620
PURCHASED OPTIONS                                     865               --              --            865
---------------------------------------------------------------------------------------------------------
Total                                     $       114,807 $         74,250 $             2 $      189,059
---------------------------------------------------------------------------------------------------------



                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                            IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                              MARKETS       OBSERVABLE       INPUTS
                                           FOR IDENTICAL      INPUTS
LIABILITIES                                 LIABILITIES                                            TOTAL
---------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                           $         (383) $             -- $            -- $        (383)
---------------------------------------------------------------------------------------------------------
Total                                     $         (383) $             -- $            -- $        (383)
---------------------------------------------------------------------------------------------------------


The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:


                                                              PREFERRED                CORPORATE              ASSET-BACKED
                                                             SECURITIES              OBLIGATIONS                SECURITIES
--------------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2009                                          $-                     $445                     $504

Net realized gain (loss)                                              -                        -                        -

Change in net unrealized
appreciation/depreciation                                           (3)                      222                       48

Net purchases (sales)                                                                          -                        -
                                                                      5
Transfers in and/or out of Level 3                                    -                    (667)                    (552)
--------------------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2009                                       $2                       $-                       $-
--------------------------------------------------------------------------------------------------------------------------


================================================================================
37   |  USAA First Start Growth Fund

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.


================================================================================
                                       Notes to Portfolio of Investments  |   38

================================================================================


3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.


================================================================================
39   |  USAA First Start Growth Fund

================================================================================


B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager in consultation with the Fund's subadviser, under valuation procedures approved by the Trust's Board of Trustees. The unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities, and other relevant information such as credit spreads and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of


================================================================================
                                       Notes to Portfolio of Investments  |   40

================================================================================


equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.


Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves writing (selling) index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The


================================================================================
41   |  USAA First Start Growth Fund

================================================================================


collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $565,000.

H. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

I. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $13,609,000 and $15,698,000, respectively, resulting in net unrealized depreciation of $2,089,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $188,242,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.9% of net assets at October 31, 2009.


CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.


================================================================================
                                       Notes to Portfolio of Investments  |   42

================================================================================


WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR              American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
                 U.S. dollars.
iShares          Exchange-traded funds, managed by Barclays Global Fund
                 Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT             Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Financial Guaranty Insurance Co. or Financial Security Assurance Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2009.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2009, was $268,000, which represented 0.1% of the Fund's net assets.
(c) Security was fair valued at October 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) At October 31, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2009.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Rate represents the money market fund annualized seven-day yield at October 31, 2009.


================================================================================
43   |  USAA First Start Growth Fund

(j) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(k) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*        Non-income-producing security.

================================================================================
                                       Notes to Portfolio of Investments  |   44


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.